As filed with the Securities and Exchange Commission on April 29, 2026

Registration No. 333-116220
811-02091

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 43

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 341
(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registered Separate Account )

Principal Life Insurance Company
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(Name of Insurance Company )

The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
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(Address of Insurance Company's Principal Executive Offices) (Zip Code)

(515) 246-5688
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Insurance Company's Telephone Number, including Area Code

Kate F. Stecklein
Principal Life Insurance Company
Principal Financial Group
711 High Street, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal® Investment Plus Variable Annuity
(Applications signed before August 1, 2013)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX _ on May 1, 2026 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 ("Securities Act")
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant.
_____ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within (3) three years preceding this filing).
_____ Emerging Growth Company (as defined by Rule 12b-2 under the Securities and Exchange Act of 1934 ("Exchange Act")).
_____ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.
_____ Insurance Company relying on Rule 12h-7 under the Exchange Act.
_____ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act.

PRINCIPAL® INVESTMENT PLUS VARIABLE ANNUITY
(FOR APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Prospectus dated May 1, 2026
Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) no longer offers or issues this product. This prospectus is only for the use of the current owners of the product.
This prospectus describes Principal® Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by the Company through Principal Life Insurance Company Separate Account B (“Separate Account”).
This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2026, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. You may obtain a free copy of the SAI and all additional information by writing or calling: Principal® Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at https://www.sec.gov, and other information about registrants that file electronically with the SEC.
These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC's staff and is available at https://www.investor.gov.
You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and variable investment options referred to as the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Additional information about the investment options available under the Contract is shown in Appendix A to this prospectus.
The Contract is a complex investment and involves risks, including potential loss of principal and accumulated earnings. Your accumulated value will vary according to the investment performance of the investment options you select. We do not guarantee the investment performance of the underlying mutual funds. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Full and partial surrenders could result in surrender charges, taxes, and tax penalties.
For any administrative questions, you may contact us by writing or calling: Principal® Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450.
This prospectus describes all material features of the Contract and any material differences due to state variations.
The availability of investment options, Contract benefits, or other Contract features described in this prospectus may vary depending on your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.
Our obligations under the Contract are subject to our financial strength and claims-paying ability.
An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.
No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.
At the time you purchased the Contract, you had the option of adding a Premium Payment Credit Rider. We have highlighted in gray the portions of this prospectus pertaining to that rider.

1.GLOSSARY
The terms defined below are used throughout this Prospectus.
Accumulated Value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.
Anniversary(ies) – the same date and month of each year following the contract date.
Annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.
Annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.
Annuitization Date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.
Automatic Portfolio Rebalancing (APR) – the transfer of money among your Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.
Cash Surrender Value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
Contract Date – the date that the Contract is issued and which is used to determine contract years.
Contract Year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2010, the first contract year ends on June 4, 2011, and the first contract anniversary falls on June 5, 2011).
Data Page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.
Dollar Cost Averaging Plus (DCA Plus) Account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.
Dollar Cost Averaging Plus (DCA Plus) Account Value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).
Dollar Cost Averaging Plus (DCA Plus) Program – a program through which your DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.
Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Fixed Account Value – the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
Good Order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.
Home Office – Company’s corporate headquarters located at Principal Financial Group, 711 High Street, Des Moines, Iowa 50392-1770.
Investment Options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.
Joint Annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.
Joint Owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.
Non-Qualified Contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

Notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382
Owner – the person, including joint owner, who owns all the rights and privileges of this Contract.
Premium Payments – the gross amount you contributed to the Contract.
Qualified Plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Required Minimum Distribution (“RMD”) Amount – the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.
Separate Account Division (Division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)
Separate Account Division Value – the sum of all divisions’ values; each division’s value is determined by multiplying the number of units in that division by the unit value of that division.
Surrender – the withdrawal of all or part of the accumulated value of your Contract.
Surrender Charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.
Surrender Value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
Transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.
Underlying Mutual Fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.
Unit – the accounting measure used to determine your proportionate interest in a division.
Unit Value – a measure used to determine the value of an investment in a division.
Valuation Date (Valuation Days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Valuation Period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.
We, Our, Us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
You, Your – the owner of this Contract, including any joint owner.
2.    OVERVIEW OF THE CONTRACT
Purpose
The purpose of this Contract is to help you accumulate assets through allocation to underlying mutual fund investments and assist you with your long-term retirement planning or other long-term financial needs. Through withdrawals under an optional GMWB rider or payments under the annuitization feature, the Contract can supplement your retirement income by providing a stream of periodic payments. The Contract also offers death benefits to protect your designated beneficiaries.
This Contract may be appropriate for you if you:

•Have a long term investment horizon or want to protect against the risk of you or your spouse outliving your income.
•Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
•Want possible tax-deferred growth.
•Want a death benefit.
Phases of Contract
Your Contract has two periods - an accumulation period and an annuitization period.
Accumulation Period
To help you accumulate assets during the accumulation period, you can allocate your premium payments and accumulated value to the investment options available under the Contract including:

•
Variable investment options, which are Separate Account divisions. Each investment option invests in an underlying mutual fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

•
DCA Plus Accounts. By doing so, amounts are transferred automatically to the Separate Account divisions you choose in up to six or twelve monthly increments and you earn interest on amounts remaining in the DCA Plus accounts.

•	Fixed Account – an account which uses a guaranteed interest rate to calculate interest earned.
Additional information about the investment options is provided in APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
Annuitization Period
You can elect to annuitize your Contract and convert your accumulated value into a fixed stream of income payments. You also have the right to partially annuitize a portion of your accumulated value. You may select when you want the payments to begin.
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized. All benefits under this Contract (including the death benefit feature and the GMWB rider) terminate when you annuitize your entire accumulated value and you will be unable to make withdrawals from the Contract.
See 9. ANNUITY PERIOD.
Contract Features
This Contract is designed to accumulate value and to provide retirement income that you cannot outlive or that continues for a specified period of time. The Contract’s primary features include: withdrawal benefits, including through an optional GMWB rider, which allows you to receive scheduled withdrawal payments during the life of the Contract; a death benefit (without surrender charges); the ability to annuitize the Contract, which provides a fixed stream of income payments; and a waiver of surrender charge rider.
Guaranteed Minimum Withdrawal Benefit
When your Contract was issued, you had the option to purchase a GMWB rider. A GMWB rider is designed to help protect you against the risk of a decrease in the Contract’s accumulated value due to market declines. A GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value. There are ongoing charges for a GMWB rider.
See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
Death Benefit
If the owner dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option.

Withdrawals could significantly reduce the death benefit.
For additional details on death benefits under this Contract, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT and 9. ANNUITY PERIOD.
Premium Payment Credit Rider
You had the option at the time you purchased the Contract to also purchase the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may have been more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract with the Premium Payment Credit Rider costs more than a Contract without the Premium Payment Credit Rider.
Tax Treatment
Your premium payments accumulate on a tax-deferred basis. Your earnings are not taxed until money is taken out of the Contract, such as when: you make a withdrawal; you receive an income payment; or a death benefit is paid.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no additional charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the original owner or original annuitant has a critical need; and
•the critical need did not exist before the contract date.
For purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.
•    terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
•    total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.
NOTE: The Waiver of Surrender Charge Rider is not available in Massachusetts.

Loans
This Contract does not include any loan options.

3.     KEY INFORMATION
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS

Are there Charges or Adjustments for Early Withdrawals?
Yes. If you did not elect the Premium Payment Credit Rider and you withdraw money from your Contract within 7 contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6%. For example, if you make an early withdrawal within 7 contract years of making a purchase payment, you could pay a surrender charge of up to $6,000 on a $100,000 investment.

If you elected the Premium Payment Credit Rider and you withdraw money from your Contract within 9 contract years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% . For example, if you make an early withdrawal within 9 contract years of making a purchase payment , you could pay a surrender charge of up to $8,000 on a $100,000 investment.

Losses due to surrender charges will be greater if there are also taxes and tax penalties.
4. FEE TABLE 7. CHARGES - Deferred Sales Load ("Surrender Charge")
Are There Transaction Charges?
Yes.In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.
7. CHARGES – Transaction Fees
Are There Ongoing Fees and Expenses?
Yes.The following part of the table describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
4. FEE TABLE 7. CHARGES APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ANNUAL FEE	MINIMUM	MAXIMUM
1. Base contract[1]	1.34%	1.40%
2. Underlying mutual fund fees and expenses[2]	0.20%	2.50%
3. Optional benefits available for an additional charge	0.60% [3]	2.00% [4]

1    This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
2    As a percentage of the average net underlying mutual fund assets.
3    We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.
4    At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life (or Investment Back, as applicable) withdrawal benefit base.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,424	HIGHEST ANNUAL COST $4,321
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive combination of Base Contract charge and underlying mutual fund fees and expenses

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive combination of Base Contract charge, optional benefits, and underlying mutual fund fees and expenses

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Is this a Short Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Amounts surrendered from the Contract may result in surrender charges, taxes, and tax penalties, and may significantly reduce Contract benefits.

Surrender charges apply for up to 7 years following your last premium payment (9 years if you have the Premium Payment Credit Rider). These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
What are the Risks Associated with the Investment Options?
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the (Contract (e.g., the divisions of the Separate Account) .

•  Each investment option (including the DCA Plus and Fixed Accounts) has its own unique risks.

•  You should review the available investment options underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus and Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks

	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Yes.

•There may be restrictions that limit the investment options that you may choose.

•Investment Limitations – If you purchased a Guaranteed Minimum Withdrawal Benefit (“GMWB”) rider at the time you purchased your Contract, the underlying mutual funds available to you as investment options under the Contract will be limited.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•We reserve the right to add or close Separate Account divisions and fixed options. We reserve the right to substitute Separate Account divisions that are available as investment options under the Contract.

•Allocations to and from the DCA Plus accounts and the Fixed Account may be subject to restrictions and limitations.

•We reserve the right to impose additional restrictions on purchase payments.

•Depending on your state, or your financial professional, or your financial professional's firm, certain investment options may not be available.

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions

8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes

8. GENERAL DESCRIPTION OF THE CONTRACT – Financial Intermediary Variations

APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Are There Any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the Contract (e.g., death benefits).
•Except as otherwise provided, Contract benefits may not be modified or terminated by us.

•Partial surrenders (including any applicable surrender charges and fees) and partial annuitizations will reduce the value of the death benefit, perhaps significantly, and reduction could be greater than the amount withdrawn.

•The following were optional benefits that may have been available for purchase at the time you purchased your Contract: the Premium Payment Credit Rider; the Principal Income Builder 3 (“PIB 3”) or Principal Income Builder 10 (“PIB 10”), both of which are GMWB riders; Enhanced Death Benefit rider; GMWB 1 rider, GMWB 2-SL Rider or GMWB 2-SL/JL Rider (all three of which were earlier types of GMWB riders) .
Having the Premium Payment Credit Rider extends the surrender charge period for your Contract and the value of the credit may be more than offset by the additional charges for the rider.
Having a GMWB rider: limits your underlying investment options; restricts your ability to terminate the rider until the 5th Contract anniversary; and, if you take excess withdrawals, you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.

•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available or may be available on different terms.

8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations

10. BENEFITS AVAILABLE UNDER THE CONTRACT

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit

10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders

	TAXES	LOCATION IN PROSPECTUS
What are the Contract's Tax Implications?
•  You should consult with a tax professional to determine the tax implications of an investment in, and payments received under this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59 1/2.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Financial Professional's Compensated?
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
7. CHARGES - Distribution of the Contract 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Should I Exchange my Contract?
Your financial professional may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to you to purchase the new contract rather than continuing to own your existing contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

4.    FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract. Please refer to your data page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an investment option or from the Contract, or transfer accumulated value between investment options.
Transaction Expenses

Contract owner transaction expenses(1)
	Maximum	Current
Deferred Sales Load (or Surrender Charge) - as a percentage of amount surrendered(2)	6%	6%
Deferred Sales Load (or Surrender Charge) with the Premium Payment Credit Rider – as a percentage of amount surrendered	8%	8%
Transaction Fees
• for each unscheduled partial surrender	the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year	$0
• for each unscheduled transfer(3)	the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year	$0
State Premium Taxes (vary by state)(4)	3.50% of premium payments made	0%
(1)    For additional information about the fees and expenses described in the table, see 7. CHARGES.
(2)    Surrender charge (as a percentage of amounts surrendered):
Without the Premium Payment Credit Rider

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0
With the Premium Payment Credit Rider

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%
(3)    Note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(4)    We do not currently assess premium taxes for any Contract issued but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners in those states where a premium tax is assessed.
Annual Contract Expenses
The next table describes the fees and expenses you will pay each year during the time you own the Contract (not including underlying mutual fund fees and expenses).
If you purchased an optional benefit at the time you purchased the Contract, you pay additional charges, as shown below.

Annual Contract Expenses
	Maximum Annual Charge	Current Annual Charge
Administrative Expenses (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value
Base Contract Expenses (as a percentage of average daily Separate Account value)	1.40%	1.40%

Optional Riders(1)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider • Separate Account – based on average daily accumulated value in the divisions, deducted daily • Fixed Account – maximum reduction in interest rate	0.60% 0.60%	0.60% 0.00%
PIB 3 Rider (GMWB) – for applications signed before August 1, 2013 (as a percentage of the average quarterly For Life withdrawal benefit base)	1.65%	0.95%
PIB 10 Rider (GMWB) – for applications signed before August 1, 2013 (as a percentage of the average quarterly Investment Back withdrawal benefit base)	2.00%	1.10%
Enhanced Death Benefit Rider – for applications signed before January 4, 2010 (as a percentage of the average quarterly accumulated value)	0.30%	0.25%
GMWB 1 Rider – for applications signed before January 3, 2010 (as a percentage of the average quarterly Investment Back remaining withdrawal benefit base)	0.85%	0.80%
GMWB 2-SL Rider - for applications signed before January 21, 2008 (as a percentage of the average quarterly Investment Back withdrawal benefit base)	1.00%	0.95%
GMWB 2-SL/JL Rider - for applications signed before August 17, 2012 (as a percentage of the average quarterly Investment Back withdrawal benefit base)	1.65%	0.95%
(1) Some rider provisions may vary from state to state and may be subject to additional restrictions. Over the period this product was marketed, the available optional benefits changed at various times. If you purchased one or more of the above benefits at the time you purchased your Contract, the above maximum charge percentages remain applicable. If the current charge for a benefit changed over time, the current charge that applied when the product was most recently marketed is the current charge percentage shown. For additional information about the charges for these benefits that were optional at various times the product was marketed, see 7. CHARGES.

Annual Underlying Mutual Fund Expenses
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2025
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.20%	2.50%
Example

This Example is intended to help you compare the cost of investing in the variable options of the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual mutual fund expenses.

The Example assumes all Contract value is allocated to variable options. Your costs could differ from those shown below if you invest in the Fixed Account or the DCA Plus Accounts.

The Example assumes that you invest $100,000 in the divisions of the Separate Account for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual mutual fund expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:	1 year $13,465	3 years $25,186	5 years $36,224	10 years $63,666
If you annuitize at the end of the applicable time period:	1 year $6,385	3 years $19,223	5 years $32,152	10 years $63,666
If you do not surrender your Contract:	1 year $6,385	3 years $19,223	5 years $32,152	10 years $63,666

5.    PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the Prospectus and SAI.
Poor Investment Performance
You can lose money by investing in this Contract, including loss of principal. An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. You bear the risk of any decline in your Contract’s accumulated value resulting from the performance of the investment options you have chosen. Each investment option has its own unique risks. For more information about the risks of investing in a particular underlying mutual fund see that fund’s prospectus, which you should review before making an investment decision. To see the funds' prospectus, go to the following website: www.principal.com/InvestPlusReport.

Liquidity Risk
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and having a GMWB rider are better for investors with long time horizons. Surrender charges apply for up to nine years after your last premium payment if you have the Premium Payment Credit Rider (seven years if you don’t have this rider) and these charges will reduce the value of your Contract if you withdraw money during that time. Taking excess withdrawals could substantially reduce or even terminate the benefits available under the Contract. See "Contract Benefits Risk" below. There also may be adverse tax consequences if you take early withdrawals from the Contract.
Volatility Mitigation Risk
If you have a GMWB rider with your Contract your investment options are limited to five underlying mutual funds, two of which are volatility-controlled underlying mutual funds. Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains. These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains. To see the funds' prospectus, go to the following website: www.principal.com/InvestPlusReport.
Defined Outcome Funds Risk
Certain underlying fund(s) employ a strategy to provide downside (buffer) protection but the fund(s) also have limited participation in upside returns over a defined outcome period. The fund(s) usually have “Buffer” in the name of the fund. The buffer funds included in this Contract are PVC U.S. LargeCap S&P 500 Index Buffer April Account, PVC U.S. LargeCap S&P 500 Index Buffer January Account, PVC U.S. LargeCap S&P 500 Index Buffer July Account, and PVC U.S. LargeCap S&P 500 Index Buffer October Account. The buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below. These underlying mutual funds are not available in the state of New York. These underlying mutual funds may not be available through all broker-dealers.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.

FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.
For more information on the available buffer fund and to help you determine if investment in the fund is right for you, please see the fund's prospectuses at the following website: www.principal.com/InvestPlusReport.

Alternatives to the Contract
Other contracts or investments may provide more favorable returns or benefits than the Contract.
Contract Benefits Risk
The benefits under the Contract are designed for different financial goals and/or to protect against different financial risks. There is a risk that you may not have chosen the optional benefits, (if any) that are best suited for you based on your present or future needs and circumstances, and the optional benefits that are more suited for you may no longer be available. If you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you may have paid additional fees for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will ultimately be less than the amount you paid for it. You should carefully review each benefit. You should also consider your liquidity needs in connection with the Contract's standard and optional benefits, and the negative impacts that the withdrawals and other transactions may have on the benefit. Partial surrenders (including applicable surrender charges and fees) and partial annuitizations may significantly reduce the value of a benefit, including the death benefit and any living benefit. Depending on the benefit, the reduction could be greater than the value withdrawn or annuitized. [You should also consider whether a benefit restricts the investment options available to you under the Contract or whether we reserve the right to restrict the investment options available under that benefit in the future. Investment restrictions are designed to reduce our risk that we will have to make payments from our General Account. In tern, they may also limit the potential growth of your Contract and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.]
Reservation of Rights
We may exercise all rights reserved to us under the Contract. Among other reservations of right as stated in this prospectus. We reserve the right to add or close Separate Account divisions or fixed account options. We reserve the right to substitute the Separate Account divisions' underlying mutual funds that are available as investment options under the Contract. We reserve the right to increase the fees and charges under the Contract up to the maximum guaranteed fees and charges. We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in the contract year. We reserve the right to impose additional restrictions on purchase payments.
Potentially Harmful Transfer Activity
This Contract is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Contract is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other contract owners. We have limitations and restrictions on transfer activity, which we apply to all owners of the Contract without exception. (See 8. GENERAL DESCRIPTION OF THE CONTRACT - Frequent Transfers among Divisions).
Tax Law Changes

The tax risk associated with your Contract includes the possibility of a change in the federal income tax laws that apply to your Contract, or of the current interpretations of the laws by the IRS, which could have retroactive effects regardless of the date of enactment or publication.
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company, including that any obligations (including under the DCA Plus and Fixed accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. If the Company isn't able to meet its obligations to creditors, it is possible that the Company's obligations to you under this Contract may not be satisfied. More information about the Company, including its financial strength ratings, can be found by calling 1-800-852-4450.
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks, and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract, subject to its financial strength and claims paying ability.
The Company is highly dependent upon its computer systems and those of its business partners. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede our ability to electronically interact with service providers. Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. These security risks may also impact the underlying mutual fund companies, which may cause the underlying mutual funds to lose value. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we, our service providers, or the underlying mutual funds will avoid losses affecting contracts such as the security incidents described above.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.
6. GENERAL DESCRIPTION OF INSURANCE COMPANY, SEPARATE ACCOUNT AND MUTUAL FUND COMPANIES
The Insurance Company
The obligations under the Contract (including death benefits, living benefits, or other benefits available under the Contract) are obligations of Principal Life Insurance Company and are subject to the Company’s claims-paying ability and financial strength. The Company’s business address is 711 High Street, Des Moines, IA 50392.

The Separate Account
Separate Account B is a separate account we established to receive and invest premium payments made by owners of our variable annuity products. Separate Account B is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available and divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.
We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal or be greater than the total of the payments you make to us.
The Separate Account is not affected by the rate of return of our General Account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses. The Company is obligated to pay all amounts promised to investors under the Contracts.

Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.
The Underlying Mutual Funds
Contract value allocated to a division of the Separate Account will vary based on the investment experience of the corresponding underlying mutual fund in which the division invests. There is a risk of loss of the entire amount invested. Information regarding each underlying mutual fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A to this prospectus. Each underlying mutual fund has issued a prospectus that contains more detailed information about the underlying mutual fund. If you wish to receive paper copies of the prospectuses for the underlying mutual funds, you can inform the Company by calling 1-800-852-4450. You also can obtain a copy by visiting the following website: https://www.principal.com/InvestPlusReport.
Fixed Account and DCA Plus Accounts
The Fixed Account and DCA Plus Accounts are part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus Accounts, and any interest in them, are not subject to the provisions of this acts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made in the prospectuses.
Information regarding the features of the fixed interest options available under the Contract, which include the Fixed Account and DCA Plus Accounts, including (i) the name and (ii) the minimum guaranteed interest rate, is available in Appendix A - Investment Options Available Under the Contract.
Our obligations with respect to the Fixed Account and DCA Plus Accounts are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over assets in the General Account. Separate Account expenses are not assessed against any Fixed Account values. You can obtain more information concerning the Fixed Account and DCA Plus Accounts including current annual interest rates from your financial professional or by calling us at 1-800-852-4450.
We reserve the right to refuse purchase payment allocations and transfers from the other investment options to the Fixed Account. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
The Company guarantees that the purchase payments allocated and the amounts transferred to the Fixed Accounts earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.
Each purchase payment allocated or amount transferred to the Fixed Account will earn interest at the guaranteed interest rate in effect on the date that it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.
Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.
Fixed Account Value
Your Fixed Account value on any valuation date is equal to:
•purchase payments or credits allocated to the Fixed Account;
•plus any transfers to the Fixed Account from the other investment options;
•plus interest credited to the Fixed Account;
•minus any surrenders or applicable surrender charges or particular annuitizations from the Fixed Account;
•minus any transfers to the Separate Account.
Dollar Cost Averaging Plus Program (DCA Plus Program)

Purchase payments allocated to the DCA Plus accounts can earn a guaranteed interest rate. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted.
DCA Plus purchase payments
You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.
DCA Plus purchase payments receive the fixed interest rate in effect on the date each purchase payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program In no event will guaranteed interest rate be less than 3% compounded.
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying mutual fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.
7. CHARGES
Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Administrative Expenses Fee, Transaction Fee and Premium Tax.
In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.
Deferred Sales Load (“Surrender Charge”)
No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The surrender charge would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered.
If you specify surrender allocation percentages as part of a partial surrender request, the allocation percentages will also apply to the surrender charges. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender, which will also apply to the surrender charges.
The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.
NOTE: If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0
Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%
Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.
NOTE:    Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:
•    For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.
•    For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.
For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
•first from premium payments no longer subject to a surrender charge;
•then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and
•then from premium payments subject to a surrender charge on a first-in, first-out basis.
NOTE: Partial surrenders may be subject to both a surrender charge and a transaction fee.
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or
•10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).

Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee in this section).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.
Waiver of Surrender Charge Rider
This rider is automatically added to the Contract at issue (subject to state approval and state variations may apply). There is no charge for this benefit.
This rider waives the surrender charge on surrenders made after the first Contract anniversary if the owner or annuitant has a critical need. A critical need is limited to confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.
The benefits are available for a critical need if the following conditions are met:
•the owner or annuitant has a critical need; and
•the critical need did not exist before the contract date.
For the purposes of this rider, the following definitions apply:
•health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility owned or operated by the owner, annuitant or a member of their immediate family. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end. Notice must be provided within 90 days after confinement ends.
•terminal illness - sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company.
•total and permanent disability - the owner or annuitant is unable to engage in any occupation for pay or profit due to sickness or injury.
Transaction Fee
To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.
To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.
If we elect to begin charging for the transaction fees, we will provide you with 30 days advance written notice.

Premium Taxes
We do not currently assess premium taxes for any Contract at issue. We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we elect to begin deducting any premium taxes, we will provide you with advance written notice. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.
Annual Administrative Expenses Fee
Contracts with an accumulated value of less than $30,000 are subject to an annual fee for administrative expenses of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If we elect to begin charging the annual fee if your accumulated value is $30,000 or more, we will provide you with advance written notice. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.
Base Contract Annual Expenses
Mortality and Expense Risks Charge
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period.
This charge compensates us for our direct and indirect costs associated with administering and providing benefits under the annuity contracts, and selling the annuity contracts (including marketing expenses). It also is designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.
Administration Charge
We assess each division with a daily Separate Account administration charge. The annual rate of the charge is 0.15% of the average daily net assets of the Separate Account divisions. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the unit value is calculated. Unit values are calculated each valuation date at the close of the valuation period. The administration charge is intended to cover our costs for administration of the Contract that are not covered in the mortality and expense risks charge.
If the administration charge is not enough to cover our costs, we bear the loss. If the administration charge is more than our costs, the excess is profit to the Company.
Optional Benefit Rider Charges
Over the period this product was marketed, the available optional benefits changed at various times. If you purchased one or more of the benefits described below at the time you purchased your Contract, the charges described below remain applicable. If the current charge for a benefit changed over time, the current charge that applied when the product was most recently marketed is the current charge percentage shown. If you did not purchase a particular benefit described below at the time you purchased your Contract (or if you have since terminated the benefit), you are not able to purchase the benefit now.
Premium Payment Credit Rider (No Longer Available for Sale)
The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the Fixed Account interest rate.

If you purchased the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.
The rider charge is intended to cover our cost for the credit(s).
Principal Income Builder 3 (PIB 3) Rider (No Longer Available for Sale)
For owners of this rider, the current annual charge for the rider is 0.95% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter.
The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or
•Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Principal Income Builder 10 (PIB 10) Rider (No Longer Available for Sale)
For owners of this rider, the current annual charge for the rider is 1.10% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2750%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter.
The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Enhanced Death Benefit Rider (No Longer Available for Sale)
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider was not available. If you have the Enhanced Death Benefit Rider, please see APPENDIX I for a description of the rider and its charges.
GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)
The GMWB 1 Rider, GMWB 2-SL Rider and the GMWB 2-SL/JL Rider were GMWB Riders that were marketed and available for purchase at various times prior to the PIB 3 and PIB 10 Riders becoming available. If you have the GMWB 1 Rider, see APPENDIX H for a description of the rider and its charges.
GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)
The GMWB 1 Rider, GMWB 2-SL Rider and the GMWB 2-SL/JL Rider were GMWB Riders that were marketed and available for purchase at various times prior to the PIB 3 and PIB 10 Riders becoming available. If you have the GMWB 2-SL Rider, see APPENDIX G for a description of the rider and its charges.
GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)
The GMWB 1 Rider, GMWB 2-SL Rider and the GMWB 2-SL/JL Rider were GMWB Riders that were marketed and available for purchase at various times prior to the PIB 3 and PIB 10 Riders becoming available. If you have the GMWB 2-SL/JL Rider, see APPENDIX F for a description of the rider and its charges.
Special Provisions for Group or Sponsored Arrangements
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
Sponsored Arrangement - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.
The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual administrative expense fees or surrender charges.
Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the Separate Account.

Distribution of the Contract
The Company pays upfront commissions to broker dealers up to 6.25% of each premium payment received. We may pay trail commissions of up to 1% of accumulated value at the end of the contract quarter, generally beginning in the second contract year. The upfront commission and/or trail commission varies by broker dealer. Expense allowances may also be paid to broker dealers based on premium payments received and/or accumulated value. The commission paid to a financial professional is determined by their broker dealer. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.
Principal Securities, Inc. ("PSI"), the principal underwriter for the product, may have also received 12b-1 fees in connection with the underlying mutual funds. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the contracts were offered by registered representatives of PSI or such other broker dealers as had entered into selling agreements with PSI. Such registered representatives acted as appointed agents of the Company under applicable state insurance law and must have been licensed to sell variable insurance products. The Company offered the Contract in all jurisdictions where it was licensed to do business and where the Contract was approved.
Underlying Mutual Fund Charges
Charges are deducted from and expenses paid out of the assets of the underlying mutual funds that are described in the prospectuses for those underlying mutual funds. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.
8. GENERAL DESCRIPTION OF THE CONTRACT

The Principal® Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.
Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.
Contract Rights
During the accumulation period, you have material rights to the benefits under the Contract. The benefits include making additional premium payments, transferring between investment options, taking surrenders and annuitizing the Contract. The annuitant and any joint annuitant (if not the owner or joint owner, respectively) do not have any rights to the Contract. All of your rights of ownership cease upon your death. At that point the death benefit will become payable according to your benefit instructions.
During the annuity period you are still the only person with material rights to the contract. After the death of the owner the primary beneficiary(ies) have the rights to the death benefit, if any.
If your Contract is part of a qualified plan, IRA, SEP, or SIMPLE-IRA, you may not change either the owner or the annuitant.
You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.
If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.
If your Contract has a GMWB rider in force, any ownership change or beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders.
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.
In California, for owners age 60 or older, we allocate initial premium payments to the Money Market division during the examination offer period unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.
If your Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of the rider except in certain circumstances. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders.
Contract Provisions and Limitations
Minimum Contract Value
If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract, unless you have a GMWB rider. See 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Contract Termination.
Allocating Premium Payments
•On your application, you direct how your premium payments will be allocated to the investment options.
•A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds can be found in the current prospectus for each underlying mutual fund, which can be found here: www.principal.com/InvestPlusReport.
•If you have a GMWB Rider (either PIB 3 or PIB 10) your investment options for premium payments and accumulated value are limited (for limitations, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - GMWB Investment Options) and Appendix A.
•The investment options also include the DCA Plus accounts and Fixed Account.
•Allocations must be in percentages.
•Percentages must be in whole numbers and total 100%.
•Subsequent premium payments are allocated according to your then current allocation instructions.
•Changes to the allocation instructions are made without charge.
•A change is effective on the next valuation period after we receive your new instructions in good order.
•You can change the current allocations and future allocation instructions by:
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values. We currently do not charge a transaction fee for these transfers but reserve the right to charge such a fee in the future.
•Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
Division Transfers
•You may request an unscheduled transfer or set up a scheduled transfer by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•You must specify the dollar amount or percentage to transfer from each division.
•The minimum transfer amount is the lesser of $100 or the value of your division.
•In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
•    A transfer has been made from the Fixed Account to a division within six months; or
•    Following the transfer, the Fixed Account value would be greater than $1,000,000.
Unscheduled Transfers
•You may make unscheduled division transfers from one division to another division or to the Fixed Account.
•Transfers into DCA Plus accounts are not permitted.
•Transfer values are calculated using the price next determined after we receive your request in good order.
•We reserve the right to impose a fee of the lesser of $25 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year. If we elect to begin charging for the transaction fee, we will provide you with written notice at least 30 days in advance.
Limitations on Unscheduled Transfers
We reserve the right to reject excessive exchanges or purchases if the trade(s) would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
•requiring a minimum time period between each transfer;
•imposing the transaction fee;
•limiting the dollar amount that an owner may transfer at any one time; or
•not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.
Scheduled Transfers (Dollar Cost Averaging)
•You may elect to have transfers made on a scheduled basis.
•There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•You must specify the dollar amount of the transfer.
•You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
•If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•Transfers into DCA Plus accounts are not permitted.
•If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
•Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
•The number of divisions available for simultaneous transfers will never be less than two. When we have more than two divisions available, we reserve the right to limit the number of divisions from which simultaneous transfers are made.
Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].

Fixed Account Transfers, Total and Partial Surrenders
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see 7. CHARGES).
You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.
Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value if less than $100). Once per contract year, within the 30 days following the Contract anniversary date, you can:
•    transfer an amount not to exceed 25% of your Fixed Account value; or
•    transfer up to 100% of your Fixed Account value if:
•    your Fixed Account value is less than $1,000; or
•    a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.
Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
•    You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-800-852-4450.
•    Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
•    If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•    Scheduled transfers are only available if the Fixed Account value is $5,000 or more at the time the scheduled transfers begin.
•    Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your Fixed Account value.
•    The minimum transfer amount is $100.
•    If the Fixed Account value is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.
•    If you stop the transfers, you may not start transfers again without our prior approval.

Automatic Portfolio Rebalancing (APR)
•APR allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.
•You may elect APR at any time after the examination offer period has expired.
•APR is not available for values in the Fixed Account or the DCA Plus accounts.
•APR is not available if you have arranged scheduled transfers from the same division.
•APR is required quarterly if your Contract has an active PIB 3 or PIB 10 rider.
•There is no charge for APR transfers and no charge for participating in the APR program.
•APR will be done on the frequency you specify:
•quarterly (on a calendar year or contract year basis); or
•semiannually or annually (on a contract year basis).
•You may rebalance by
•mailing your instructions to us;
•calling us at 1-800-852-4450 (if telephone privileges apply);
•faxing your instructions to us at 1-866-894-2093; or
•visiting www.principal.com.
•Divisions are rebalanced at the end of the next valuation period following your request.
Example: You elect APR to maintain your Separate Account division value with 50% in the Equity Income division and 50% in the Real Estate Securities division. At the end of the specified period, 60% of the accumulated value is in the Equity Income division, with the remaining 40% in the Real Estate Securities division. By rebalancing, units from the Equity Income division are redeemed and applied to the Real Estate Securities division so that 50% of the Separate Account division value is once again in each division.

Fixed Account and DCA Plus Accounts
This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and DCA Plus accounts are a part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our General Account. The General Account is the assets of the Company other than those assets allocated to any of our Separate Accounts. Subject to applicable law, we have sole discretion over the assets in the General Account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You can obtain more information concerning the Fixed Account and DCA Plus accounts from your financial professional or by calling us at 1-800-852-4450.
We reserve the right to refuse premium payment allocations and transfers from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.
Fixed Account
The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.
Each Contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.
NOTE:     We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium Payment Credit Rider.
NOTE:     Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Contract Provisions and Limitations.
NOTE:     We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT - Delay of Payments.
Fixed Account Value
Your Fixed Account value on any valuation date is equal to:
•    premium payments or credits allocated to the Fixed Account;
•    plus any transfers to the Fixed Account from the other investment options;
•    plus interest credited to the Fixed Account;
•    minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;
•    minus any transfers to the Separate Account.
Dollar Cost Averaging Plus Program (DCA Plus Program)
Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus account value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.
NOTE: If you have the Premium Payment Credit Rider, you may not participate in the DCA Plus program.
DCA Plus Premium Payments
You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.

DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.
Selecting a DCA Plus Account
DCA Plus accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.
We will transfer an amount each month which is equal to your DCA Plus account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus account value is $4,000, the transfer amount would be calculated as follows: $4,000 ÷ 4 = $1,000.
DCA Plus Transfers
Transfers are made from DCA Plus accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus account value is transferred.
Unscheduled DCA Plus Transfers
You may make unscheduled transfers from DCA Plus accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
DCA Plus Surrenders
You may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.
Exchange Offer
Investment Plus Variable Annuity GMWB Exchange Offer (“GMWB exchange offer")
The Investment Plus Variable Annuity GMWB Exchange Offer (“GMWB exchange offer”) is no longer available for new exchanges with applications signed July 1, 2025 and later.

Original owners of an eligible Principal® Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the GMWB exchange offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB exchange offer.
You are eligible to participate in the GMWB exchange offer when:
•The old contract doesn't have a GMWB rider; or
•The old contract has a GMWB 1 rider; and
•The old contract is not subject to any surrender charges; and
•The exchange offer is available in your state.
One of the requirements of the exchange offer is that the old contract not be subject to surrender charges. Because of that requirement, the accumulated value for the new contract at the time of the exchange will be the same as the cash surrender value from your old contract.
Currently, there is no closing date for the GMWB exchange offer. We reserve the right, however, to modify or terminate the GMWB exchange offer upon reasonable written notice to you. The insurance company that issued the old contract was Company.
See APPENDIX B for further details about the GMWB exchange offer.
General Account

Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account. These amounts are subject to Company’s claims-paying ability and financial strength. They also are subject to the rights of the Company’s other creditors.
Contract or Registrant Changes
Any changes we make pursuant to this provision will be made in a manner that is consistent with applicable laws and regulations.
Deletion or Substitution of Separate Account Divisions
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).
If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.
If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).
Required Minimum Distribution (RMD) Program for GMWB Riders
If you have a GMWB Rider, we reserve the right to modify or eliminate the RMD Program under such GMWB Rider; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a For Life withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For additional information on the RMD Program, See 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Required Minimum Distribution (RMD) Program for GMWB Riders.
Frequent Transfers among Divisions
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the underlying mutual funds by:
•forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
•causing unplanned portfolio turnover;
•Hurt the portfolio performance of the underlying mutual funds; and
•Increase expenses of the underlying mutual fund and separate account due to:
•increased broker-dealer commissions; and
•increased record keeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfers during a contract year to no more than 12;
•Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the underlying mutual fund.
We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Financial Intermediary Variations
There may be variations in the availability of investment options, Contract benefits, and other Contract features described in this prospectus - including restrictions, limitations, and other variations - which may apply depending on the broker-dealer through which the Contract is sold or continues to be serviced. For example, your financial intermediary may not recommend a particular investment option or benefit to you. Any such financial intermediary variations are not known or reasonably available to the Company, and based on several considerations (e.g., the large number of broker-dealers through whom the Contracts are distributed, and the terms of our existing selling agreements), the Company does not believe it can obtain information about any such financial intermediary variations without unreasonable effort or expense.

You should discuss with your financial professional any limitations, restrictions, or other variations related to the investment options, Contract benefits, and other Contract features that may apply through your financial professional's broker-dealer.
9. ANNUITY PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first Contract anniversary or after the maximum annuitization date (age 95; state variations may apply) found on the data page. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data page.
Full Annuitization
Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The Contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).
Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender, withdraw or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 13. TAXES). You should consider this carefully when you select or change the annuity benefit payment commencement date.
Partial Annuitization
If your Contract was issued on or after the later of May 20, 2006, or the date on which the issue state approved the partial annuitization endorsement, you have the right to partially annuitize a portion of your accumulated value. If your Contract was issued prior to May 20, 2006, or prior to the date the issue state approved the partial annuitization endorsement, partial annuitization is not available and all references to “partial annuitization” within this prospectus do not apply to your Contract. A full list of states in which partial annuitization is available may be obtained from your registered representative or by calling us at 1-800-852-4450.
After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.
If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.
The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.
You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.
Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.
You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.
The amount of the fixed annuity benefit payment depends on the:
•amount of accumulated value applied to the annuity benefit payment option;
•annuity benefit payment option selected;
•age and gender of the annuitant (unless fixed period income option is selected);
•frequency of the annuity benefit payments; and
•duration of the annuity benefit payments.
The amount of the initial payment is determined by applying all or a portion of the accumulated value, less any applicable premium tax and other expenses, as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.
Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.
The frequency and duration of the annuity benefit payments affect the income amount received. The annuity benefit payments generally are lower if you receive payments more frequently. For example, monthly payments generally will be lower than quarterly payments. Generally, all other factors being equal, the longer the duration of annuity benefit payments, the lower the annuity benefit payments amounts and the shorter the duration, the higher the annuity benefit payment amounts.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.
If an annuity benefit payment option is not selected, we will automatically apply:
•for Contracts with one annuitant - Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants - Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.
The available annuity benefit payment options for both full and partial annuitizations include:
•Fixed Period Income - Level payments continue for a fixed period. You may select a range from 5 to 30 years (state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Life Income - Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.
•Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
•Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.
•Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period. If a shorter period is required by law, we will pay a commuted value at the end of that shorter period.
With our written approval, other annuity benefit payment options may be available without the minimum annuity benefit payment amount guarantees described in the Contract.
Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 72. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 13. TAXES).
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

10. BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.
Depending on your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms. See 8. GENERAL DESCRIPTION OF THE CONTRACT - FINANCIAL INTERMEDIARY VARIATIONS.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Principal Income Builder 3 (“PIB 3”)	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	1.05% (of average quarterly For Life withdrawal benefit base)	0.95% (of average quarterly For Life withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.
Principal Income Builder 10 (“PIB 10”)	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	2.00% (of average quarterly For Life withdrawal benefit base)	1.10% (of average quarterly For Life withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.
GMWB 2-SL/JL Rider	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	1.65% (of average quarterly Investment Back withdrawal benefit base)	0.95% (of average quarterly Investment Back withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
GMWB 2-SL Rider	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	1.00% (of average quarterly Investment Back withdrawal benefit base)	0.95% (of average quarterly Investment Back withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.
GMWB 1 Rider	This is one of the GMWB Riders under the Contract that allows the owner to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract Accumulated value.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	0.85% (of average quarterly Investment Back withdrawal benefit base)	0.80% (of average quarterly Investment Back withdrawal benefit base)	•By having a GMWB rider, your investment options are limited. •Excess withdrawals could reduce or even terminate the benefits available. •Cannot terminate rider until five years after Contract issue.
Premium Payment Credit Rider	Allows credits to the accumulated value for premium payments made in contract year one.	Was optional for some Contract owners at time Contract was purchased. Cannot be added now.	0.60% (of average daily accumulated value in Separate Account divisions (with reduction of up to 0.60% of the Fixed Account interest rate))	0.60% (of ave. daily accumulated value in Separate Account divisions (with no reduction of the Fixed Account interest rate))	•Surrender charge period extended to 9 years for all premium payments and surrender charge higher when have this rider. •Rider can’t be cancelled. •DCA Plus program not available when have this rider.
Enhanced Death Benefit Rider	Provides potential for the death benefit amount to be greater than the standard death benefit.	Was optional for some Contract owners at time Contract was purchased (depending on when application was signed). Cannot be added now.	0.30% (of average quarterly accumulated value)	0.25% (of average quarterly accumulated value)	•Once the rider is/was terminated, it cannot be reinstated. •Ownership change terminates rider.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Standard Death Benefit	Beneficiaries receive this death benefit upon death of owner if you don’t have a GMWB rider with a GMWB death benefit or an Enhanced Death Benefit Rider	Standard	No Additional Fee	No Additional Fee
•Partial withdrawals and partial annuitizations could significantly reduce the benefit and the reduction could be greater than the amount withdrawn.
•If have a GMWB rider or Enhanced Death Benefit Rider, the death benefit provisions of those riders will determine the applicable death benefit.

Automatic Portfolio Rebalancing	Allows you to maintain a specific percentage of your Separate Account division value in specified divisions over time.	Standard	No Additional Fee	No Additional Fee
•Not available for values in Fixed Account or DCA Plus accounts.
•Required to be quarterly if have PIB 3 or PIB 10 rider; otherwise transfers must be quarterly, semi-annually or annually if don’t have one of those riders.

DCA Plus Program
DCA Plus accounts, which transfer amounts automatically to the underlying mutual funds you choose in up to six or twelve monthly increments and pays you interest on amounts remaining in the DCA Plus accounts.
		Standard	No Additional Fee	No Additional Fee
•Only premium payments may be allocated to the DCA Plus accounts.
•Transfers from the underlying mutual funds into the DCA Plus accounts are not permitted.
•Transfers occur automatically on the 28th of each month.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows for automatic scheduled transfers (at your direction) of specific amounts from any underlying mutual fund to any combination of underlying mutual funds at regular intervals.	Standard	No Additional Fee	No Additional Fee
•Transfer date cannot be on the 29th, 30th or 31st.
•Transfers must be monthly, quarterly, semi-annually or annually.
•Transfers into DCA Plus Accounts not permitted.
•You must provide us notice when you want to stop the scheduled transfers.

Waiver of Surrender Charge Rider	Waives surrender charges in the event of a critical need.	Standard	No Additional Fee	No Additional Fee	Following conditions must be met: •Owner or Annuitant has “critical need” as defined in prospectus; and •Critical need did not exist before contract date.

Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders
The most recent GMWB rider versions that customers could purchase with this Contract (between July 23, 2012 and August 1, 2013) were the PIB 3 Rider and PIB 10 Rider. These riders are no longer available for purchase.
Prior to July 23, 2012, we made available other GMWB riders. However, no Contract may have more than one GMWB rider. For a description of GMWB 1 Rider -- Investment Protector Plus, see APPENDIX H. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see APPENDIX G. For a description of GMWB 2-SL/JL Rider – Investment Protector Plus 2, see APPENDIX F.

Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.
You were only able to elect a GMWB rider when you purchased the Contract. We reserve the right, in our sole discretion, to allow Contract owners to add a rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.

GMWB Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.
The GMWB rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 7. CHARGES). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider.
Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options below).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change below).
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment option(s) your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:
•Diversified Balanced Account;
•Diversified Balanced Strategic Allocation Account;
•Diversified Growth Account;
•Diversified Growth Strategic Allocation Account; and
•Diversified Income Account.

For more information about the Diversified Balanced Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth Strategic Allocation Account, and Diversified Income Account, see the underlying mutual fund’s prospectus provided with this prospectus available at the following website: www.principal.com/InvestPlusReport.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract.
We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for 5 contract years following the rider effective date.
Please see APPENDICES A and C for additional information regarding GMWB investment options.

Overview of Principal Income Builder 3
This version of the PIB 3 Rider is no longer available for applications signed August 1, 2013 and later (or when the most recent version is approved in your state).
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.
Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Principal Income Builder 3 Terms
We use the following definitions to describe the features of this rider:
•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.
•GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.
•GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.
•GMWB Step-Up — an increase to the withdrawal benefit base to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year
•Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we guarantee you may withdraw each contract year.
Principal Income Builder 3 - Withdrawal Benefit Base
The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.
The initial withdrawal benefit base is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:
1.    is the accumulated value on the Contract anniversary.
2.    is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
* NOTE:     The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you make additional premium payments or a GMWB Step-Up is applied.
Principal Income Builder 3 - Withdrawal Benefit Payment
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments
“Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:
a.    Owner if there is only one owner;
b.    Annuitant if the owner is not a natural person;
c.    Youngest joint owner if there are joint owners; or
d.    Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments
“Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:
a.    The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    The joint owners, provided the joint owners are each other’s spouse.
NOTE:    Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:    At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:
“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-64	4.75%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%
“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-64	4.25%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%
NOTE:    All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 3 - Excess Withdrawals in this section for additional information.
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Principal Income Builder 3 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1.    Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 3 Rider.
2.    If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then:
a.    You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b.     You may remove a joint owner or primary beneficiary as a covered life.
c.     The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3.    If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner as a covered life.
b.    You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4.    If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner or primary beneficiary as a covered life.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5.    If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 3 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 3 - GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

If you take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX D.
Principal Income Builder 3 - Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments are excess withdrawals. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
If you choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program
Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•Your Contract may not have the Enhanced Death Benefit Rider;
•The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•You have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.
Principal Income Builder 3 - GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of:
•The 3rd Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
Principal Income Builder 3 - GMWB Step-Up
The GMWB Step-Up is automatic when you have the PIB 3 rider and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge.
If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the withdrawal benefit base, we will Step-Up the withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than the withdrawal benefit base.
NOTE:     All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.

On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of the withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     10 years after the rider effective date;
2.    You have not declined any increases in the rider charge; and
3.    You have not fully annuitized the Contract.
Principal Income Builder 3 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment option:
•Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.
Please see Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 3 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, we will pay the withdrawal benefit payments as follows:
•If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
•the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your death (annuitant’s death if the owner is not a natural person); or the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 3 - Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract*.

All other primary beneficiaries will receive the death benefit under the contract.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 3 Rider; or
b. Receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, all payments stop and all rights and benefits under the Contract terminate.

If you die and…	And…	Then…
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, all payments stop and all rights and benefits under the Contract terminate.
* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 3 Rider for details regarding election of the For Life withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.
Principal Income Builder 3 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:
•The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•The For Life withdrawal benefit base is zero.
•The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 3 Rider or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.
•The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).
•The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Principal Income Builder 3 - Spousal Continuation
This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:
1.    The Contract accumulated value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and this rider; and
3.    Your spouse is either:
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement	Your spouse may continue the rider and take withdrawals until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.

All other provisions of this rider will continue as in effect on the date of your death.
No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The Principal Income Builder 3 rider terminates upon the death of the first owner to die. All other provisions of this Contract will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.

All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this Contract will continue as in effect on the date of your death.

Principal Income Builder 3 - Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals in this section.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals in this section.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 - Excess Withdrawals in this section.

Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 0.95%.
Guaranteed Minimum Withdrawal Benefits	• For Life
Annual Withdrawal Limits
•     “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.
Overview of Principal Income Builder 10 (Applications signed before August 1, 2013)
This version of the PIB 10 Rider is no longer available for applications signed August 1, 2013 and later (or when the new version is approved in your state).
Withdrawal options
This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages
This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature
This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus increases the withdrawal benefit base, which increases your available withdrawal benefit payment amount. The GMWB Bonus does not increase the remaining withdrawal benefit base. The GMWB Bonus also does not increase your Contract accumulated value.
Step-Up feature
This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge
This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.
Spousal continuation
This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.
Additional death benefit
This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Principal Income Builder 10 Terms
We use the following definitions to describe the features of this rider:
•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
•GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.
•GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.
•GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately. (not applicable to PIB3)
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
•Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

Principal Income Builder 10 - Withdrawal Options
For Life Withdrawal Option
This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option
This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Principal Income Builder 10 - Withdrawal Benefit
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:
•The rider effective date and
•Each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1.    is the accumulated value on the Contract anniversary.
2.    is the result of (a + b + c - d), where:
a =    prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b =    additional premiums since the previous Contract anniversary (dollar-for-dollar);
c =    any GMWB Bonus credited since the previous Contract anniversary;
d =    any excess withdrawals taken since the previous Contract anniversary*.
* NOTE:    The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 10 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.
If you take withdrawals prior to the oldest owner attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Principal Income Builder 10 - Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:
•The rider effective date,
•When a premium payment is made,
•When a GMWB Step-Up is applied, and
•When a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:
•increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and
•decreased dollar-for-dollar for each withdrawal benefit payment taken; and
decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.
Principal Income Builder 10 - Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments
“Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:
a.    Owner if there is only one owner;
b.    Annuitant if the owner is not a natural person;
c.    Youngest joint owner if there are joint owners; or
d.    Youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments
“Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
To be eligible for “Joint Life” the covered lives must be:
a.    The owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    The joint owners, provided the joint owners are each other’s spouse.
NOTE:    Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.
NOTE:    At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:
•“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%
•“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%
NOTE:    All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Principal Income Builder 10 - Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1.    Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 10 Rider.
2.    If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then:
a.    You may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b.    You may remove a joint owner or primary beneficiary as a covered life.
c.    The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3.    If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner as a covered life.
b.    You may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4.    If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then:
a.    You may remove a joint owner or primary beneficiary as a covered life.
b.    You may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c.    The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5.    If you have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
Principal Income Builder 10 - Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 10 - GMWB Bonus in this section.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option. All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals in this section for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in APPENDIX E.
Principal Income Builder 10 - Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 73.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program
Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•Your Contract may not have the Enhanced Death Benefit Rider;
•The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•You have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
Principal Income Builder 10 - GMWB Bonus
Under the GMWB Bonus, on each of the first 10 Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different (if we previously have allowed Contract owners to add a rider after issue), the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%
The GMWB Bonus is no longer available after the earlier of:
•The 10th Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.

Principal Income Builder 10 - GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge.
NOTE:     All scheduled withdrawals (scheduled partial surrenders) occurring on the Contract anniversary are reflected in the values for the prior contract year and prior to determining if the withdrawal benefit base will Step-Up.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     10 years after the rider effective date;
2.    You have not declined any increases in the rider charge; and
3.    You have not fully annuitized the Contract.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:
1.    The Contract anniversary occurs before the later of:
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.    10 years after the rider effective date;
2.    You have not declined any increases in the rider charge;
3.    You have not fully annuitized the Contract; and
4.    The remaining withdrawal benefit base has not reduced to zero during the life of the rider.
NOTE:    If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Principal Income Builder 10 - Effect of Reaching the Maximum Annuitization Date
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment options:
•You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in Principal Income Builder 10 - Upon Death in this section.
•You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death in this section.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
Please see Principal Income Builder 10 - Effect of Withdrawals in this section for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
•We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
• for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Principal Income Builder 10 - Effect of the Contract Accumulated Value Reaching Zero
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either:
•The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals); or
•The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals).
If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:
•You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.
•The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:
•If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.
•If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either:
•The “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
•The “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in Principal Income Builder 10 - Upon Death.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 10 - Upon Death
If the Contract Accumulated Value is Greater than Zero
The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•receive the death benefit under the Contract*;
•receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. Receive the death benefit under the Contract*; or
b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 10 Rider; or
b. Elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
**    We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.
If the Contract Accumulated Value is Zero
The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Joint Life” For Life withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*	We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
* Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 10 Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.
NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*	The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.
Principal Income Builder 10 - Termination and Reinstatement
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:
•    The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•    The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•    The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
•    The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 10 Rider or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.
•    The date your surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary following the rider effective date).
•    The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.
•    The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Principal Income Builder 10 - Spousal Continuation
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:
1.    The Contract accumulated value is greater than zero;
2.    There has not been a previous spousal continuation of the Contract and this rider; and
3.    Your spouse is either:
    a.    your primary beneficiary, if you were the sole owner; or
    b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon the death of the first owner to die.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Principal Income Builder 10 - Effect of Divorce
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.10%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•    “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•    “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    “Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•    For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Years 1-10 — 5.00% of premium payments
•    Years 11+ — 0.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

Premium Payment Credit Rider
The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider could only be elected at the time the Contract was issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 7. CHARGES) as well as an increased surrender charge and longer surrender charge period.
If you have this rider, the following provisions apply to the Contract:
•We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).
•No credit(s) are applied for premium payments made after the first contract year.
•For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.
•The premium payment credit is allocated among the investment options according to your then current premium payment allocations.
•We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.
•The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).
•Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.
•Credits are considered earnings under the Contract, not premium payments.
•All premium payments are subject to the 9-year surrender charge period and higher surrender charge.
•The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.
•The DCA Plus program is not available to you if you elect this rider.
If you have the Premium Payment Credit Rider, your unit values will be lower than if you did not have the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division Unit Value	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$41,179.69
After the one time adjustment	26.659024	1,544.6811189	$41,179.69
There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
•this rider increases the amount and duration of the surrender charges, see 7. CHARGES;
•we recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.
•partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.
•any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and
•the higher Separate Account charges reduce investment performance.
The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 7. CHARGES). We expect to make a profit from these charges.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:
•a $100,000 initial premium payment and no additional premium payments;
•the deduction of maximum Separate Account annual expenses:
•Contracts with the Premium Payment Credit Rider:
•2.00% annually for the first eight contract years
•1.40% annually after the first eight contract years
•Contracts without the Premium Payment Credit Rider:
•1.40% annually for all contract years.
•the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2023;
•0%, 5% and 10% annual rates of return before charges; and
•payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$92,428.98	$94,589.33	$97,128.98	$99,419.33	$101,828.98	$104,444.93
2	$90,308.11	$91,860.45	$99,726.01	$101,480.88	$109,972.24	$112,417.73
3	$88,236.22	$90,071.95	$102,392.90	$104,723.39	$118,890.98	$121,955.84
4	$87,022.95	$88,304.62	$106,203.77	$108,058.87	$129,495.60	$132,099.34
5	$85,814.35	$86,558.65	$110,195.61	$111,443.16	$140,838.87	$142,891.14
6	$84,610.81	$84,834.22	$114,267.94	$114,877.30	$152,977.57	$154,377.23
7	$83,412.69	$83,131.46	$118,422.92	$118,362.32	$165,972.88	$166,606.82
8	$82,949.81	$81,450.49	$123,662.79	$121,899.29	$180,890.68	$179,632.64
9	$81,034.01	$80,283.87	$126,989.82	$126,232.69	$194,801.91	$194,600.93
10	$79,162.45	$79,123.19	$130,406.37	$130,655.77	$209,782.97	$210,643.44
15	$70,433.43	$70,398.50	$148,918.34	$149,203.15	$303,847.27	$305,093.57
20	$62,666.94	$62,635.85	$170,058.21	$170,383.44	$440,088.95	$441,894.06
The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see 7. CHARGES). If you surrender your Contract with the Premium Payment Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a Contract without this rider.
Automatic Portfolio Rebalancing (APR)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
DCA Plus Program
For details about the DCA Plus Accounts and the Dollar Cost Averaging Plus Program, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Scheduled Transfers (Dollar Cost Averaging)
For details about this benefit, see 8. GENERAL DESCRIPTION OF THE CONTRACT.
Waiver of Surrender Charge Rider
For details about this benefit, see 7. CHARGES.

Death Benefit
This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.
The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
The surviving owner receives the death benefit under the Contract.

Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may either
a. continue the Contract; or
b. receive the death benefit under the Contract.

Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.
No surrender charge applies when a death benefit is paid.
Death of Annuitant (During the Annuitization Period)
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the joint owner, if any, or the named beneficiaries. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.
Standard Death Benefit Formula
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any Contract anniversary that is wholly divisible by seven (for example, Contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that Contract anniversary.
The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.
Example:    Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.
Enhanced Death Benefit
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (Contracts with the Enhanced Death Benefit Rider), see APPENDIX I for more information.
Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments).
NOTE:    Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.
The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. Unless otherwise required by law, we pay interest on the death benefit from the first day the accumulated value is no longer invested in the divisions until payment is made. After payment of all of the death benefit (including any applicable interest), the Contract is terminated.
11. PURCHASES AND CONTRACT VALUE

How to Buy a Contract

If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable and meets all other regulatory requirements, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.
The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.
Premium Payments
•The initial premium payment must be at least $5,000 for non-qualified contracts.
•The initial premium payment must be at least $2,000 for all other contracts.
•If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
•All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.
•Subsequent premium payments must be at least $500 and can be made until the annuitization date.
•Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers’ checks, credit card checks, and foreign checks.
•If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
•The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our prior approval. For further information, please call 1-800-852-4450.
•The Company reserves the right to increase the minimum amount for each premium payment with thirty days advance notice.
•We reserve the right to treat all of your and/or your spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you have exceeded the maximum premium limit (without home office approval).
•Additional premium restrictions may apply to Contracts with a guaranteed minimum withdrawal benefit rider in force. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
•Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
•The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT.
•If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract.
Accumulated Value
The accumulated value of your Contract is the total of the Separate Account division value plus the DCA Plus account(s) value plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in 8. GENERAL DESCRIPTION OF THE CONTRACT - Contract Rights.
There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.
The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:

•the number of units you have in a division multiplied by
•the value of a unit in the division.
The number of units is equal to the total units purchased by allocations to the division from:
•your initial premium payment;
•subsequent premium payments;
•your exchange credit;
•premium payment credits;
•transfers from another investment option.
minus units sold:
•for partial surrenders and/or partial annuitizations from the division;
•as part of a transfer to another division or the Fixed Account; and
•to pay Contract charges and fees (not deducted as part of the daily unit value calculation).
Unit values are calculated each valuation date at the close of normal trading of the NYSE (generally 4:00 p.m. EST). To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.
The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:
a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d = the daily charge for Total Separate Account Annual Expenses and any optional riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.
*    When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
The Company reserves the right to terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider in force. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.
Distribution of the Contract
The principal underwriter of the Contract is Principal Securities, Inc. (“PSI”), which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392.

12. SURRENDERS AND WITHDRAWALS

This section describes general surrenders and withdrawals (“surrenders”) under your Contract. For information about withdrawals under your GMWB rider, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders.
Surrenders
You may surrender your Contract by providing us notice. Surrender requests may be sent to us at the following address (or by contacting us as set forth in 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Telephone and Internet Services):
Principal Life Insurance Company
PO Box 9382
Des Moines, Iowa 50306-9382
Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Delay of Payments). Surrenders before age 59½ may involve an income tax penalty (see 13. TAXES).
You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 7. CHARGES).
Free Surrender Amount
The free surrender amount may be surrendered without a surrender charge. This amount is the greater of:
•earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or
•10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last Contract anniversary.
Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).
Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see 7. CHARGES - Transaction Fee).
When Surrender Charges Do Not Apply
The surrender charge does not apply to:
•amounts applied under an annuity benefit payment option; or
•payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or
•amounts distributed to satisfy the minimum distribution requirement of Section 401(a)(9) of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
•an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Total Surrender
•You may surrender the Contract at any time before the annuitization date.
•Surrender values are calculated using the price next determined after we receive your request in good order.
•The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).
•We reserve the right to require you to return the Contract.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender. A collateral assignment is an agreement under which you assign the annuity benefits to a lender as collateral for a loan. An irrevocable beneficiary is someone whose name cannot be removed from this annuity contract without his or her consent.
Unscheduled Partial Surrender
•You may surrender a part of your accumulated value at any time before the annuitization date.
•You must specify the dollar amount of the surrender (which must be at least $100).
•The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
•The surrender is deducted from your investment options according to your surrender allocation percentages.
•If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
•We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
•Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
Scheduled Partial Surrender
•You may request partial surrenders from any of your investment options on a scheduled basis.
•Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
•You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
•If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.
•All scheduled partial surrenders occurring on the Contract anniversary are reflected in the values for the prior contract year.
•We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.
•The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
•The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

13. TAXES
The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a tax advisor about the tax implications of taking action under a Contract or related retirement plan.
Taxation of Non-Qualified Contracts
Non-Qualified Contracts
Section 72 of the Internal Revenue Code (the “Code”) governs the income taxation of annuities in general.
•Premium payments made under non-qualified contracts are not excludable or deductible from your gross income or any other person’s gross income.
•An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
•Generally, owners who are non-natural persons (such as a trust, partnership or corporation) are immediately taxed on any increase in the accumulated value unless the non-natural person is acting as an agent for a natural person.
The following discussion applies generally to Contracts owned by natural persons.
•Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
•The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
•Annuity benefit payments:
•The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
•The “investment in the Contract” is generally the total of the premium payments made less any tax-free return of premiums.
•After the investment in the Contract is paid out, the full amount of any annuity benefit payment is taxable.
For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.
Transfer of ownership may have tax consequences to the owner. For owners who are non-natural persons changing the annuitant may have tax consequences to the owner. Please consult with your tax advisor before changing the owner or annuitant on your Contract.
Required Distributions for Non-Qualified Contracts
In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Code requires:
•If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
•If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
•within five years after the date of your death; or
•as annuity benefit payments (or similar periodic payments) which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
•If the Contract is owned by a trust, corporation or other non-natural person, then the death of the annuitant will be treated as the death of the owner.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.
If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Code. When the owner receiving payments is not a natural person, the required distributions provided for in the Code apply upon the death of the annuitant.
Early Distribution Penalty
If you take a premature distribution from the Contract, you may incur a 10% income tax penalty on the taxable portion of the distribution, unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made under an immediate annuity contract; or
•allocable to contributions made prior to August 14, 1982.
Tax reporting distributions from an annuity contract that is owned by a trust: The Internal Revenue Service (IRS) determined in Private Letter Ruling 202031008 that a non-grantor trust cannot attain age 59½, become disabled, or have a life expectancy. Thus, the IRS held that those three exceptions to the 10% penalty are not applicable to distributions from a deferred annuity contract that is owned by a non-grantor trust. Alternatively, the IRS held that a deferred annuity contract owned by a grantor trust can utilize those three exceptions if the grantor qualifies for the exception (for example, the grantor attained age 59½ at the time of the distribution). Consult a tax advisor for further information.
Tax-Free Exchanges
Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but may be reportable to the IRS.
Net Investment Income Tax
The Net Investment Income Tax is imposed at a rate of 3.8% on net investment income for higher tax bracket individuals.
This tax may apply to an individual’s net investment income if the individual’s modified Adjustable Gross Income exceeds $200,000 for a single filer or $250,000 for a married filing jointly filer. The tax applies to income from interest, dividends, annuities, royalties and rents not obtained in a normal trade of business. The tax may also apply to certain trusts and estates with net investment income.
Income from annuities that are part of a qualified retirement plan (as described in the following section) are not treated as investment income for the purpose of this new tax and thus are not subject to the new 3.8% rate but may be includible for purposes of determining whether the applicable Net Investment Income Tax income limits are exceeded.
Taxation of Qualified Contracts
Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
•IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
•SEP-IRA – SEP stands for Simplified Employee Pension and is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
•SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employees. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.
Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.
The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.
Premature Distributions
There is a 10% additional penalty tax under the Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers, SEP-IRAs and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation in the SIMPLE IRA. Generally, an amount is a “premature distribution” unless the distribution is:
•made on or after you reach age 59½;
•made to a beneficiary on or after your death;
•made upon your disability as defined in the Code;
•part of a series of substantially equal periodic payments for the life or life expectancy of you or you and your designated beneficiary;
•made to pay certain deductible medical expenses;
•for health insurance premiums while unemployed;
•for first home purchases (up to $10,000);
•for qualified higher education expenses;
•for qualified disaster tax relief distributions;
•for qualified reservist distributions;
•for terminal illness distributions;
•a corrective distribution (for an excess contribution and any allocable earnings) made on or before the due date (including extensions) of your income tax return;
•for amounts levied by the IRS directly against your IRA; or
•a qualified birth or adoption distribution (up to $5,000).
For more information regarding premature distributions, please reference IRS Publication 590-B and consult your tax advisor.
Rollover IRAs
If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the taxable portion of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% penalty tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please consult your tax advisor.
In addition, not more frequently than once every twelve months, an owner may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA providers or to Roth IRA conversions. For more information, please consult your tax advisor.

Roth IRAs
The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SEP-IRA or SIMPLE-IRA may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.
Required Minimum Distributions for IRAs
The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
•70½ if you attained 70½ by December 31st, 2019
•72 if you attained 72 by December 31st, 2022
•73 if you attain age 72 on/after January 1st, 2023
•75 if you attain age 74 on/after January 1st, 2033
Thereafter, the RMD is required no later than December 31 of each calendar year.
The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each IRA, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs. Roth IRAs may not be aggregated with other IRAs, but may be aggregated with other Roth IRAs.
Upon the death of the owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is (1) the owner’s spouse, (2) no more than ten (10) years younger than the owner, (3) the owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the owner’s death. If the owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the owner’s death.
No individual designated as beneficiary: If the owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or owner’s beneficiary is not an individual (for example, the beneficiary is the owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of owner’s death. If owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
NOTE:    Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld. State withholding tax may also apply.
Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special withholding rules may require us to disregard the recipient’s election if the recipient fails to supply us with a taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the taxpayer identification number provided by the recipient is incorrect.
14. LEGAL PROCEEDINGS
There are no legal proceedings pending which are likely to have a material adverse effect on Separate Account B, the ability of the principal underwriter to perform its obligations, or the ability of the Company to meets its obligations.
15. FINANCIAL STATEMENTS
The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). The consolidated financial statements of Principal Life Insurance Company that are incorporated in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to the investment performance of the assets held in Separate Account B.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT
The Contract
The entire Contract is made up of the Contract, amendments, riders and endorsements and data page. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.
Delay of Payments
Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
•an emergency exists, as determined by the SEC, as a result of which:
•disposal by a mutual fund of securities owned by it is not reasonably practicable;
•it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
•the SEC permits suspension for the protection of security holders.
If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.
In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.
We also may defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.
Misstatement of Age or Gender
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment
If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.
You may assign ownership of your non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.
The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.
If your Contract has a GMWB rider in force, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 10. BENEFITS AVAILABLE UNDER THE CONTRACT - Guaranteed Minimum Withdrawal Benefit ("GMWB") Riders.
Contract Termination
We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have a GMWB rider in force. Before the Contract is terminated, we will send you a notice giving you 60 days to increase the accumulated value to $2,000. Termination of the Contracts will not unfairly discriminate against any owner.
Reinstatement
Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.
If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
•we reinstate the Contract effective on the original surrender date;
•if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date.
•we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract;
•these amounts are priced on the valuation date the money from the other company is received by us;
•commissions are not paid on the reinstated amounts; and
•new data page is sent to your address of record.
If a rider was in force at the time of surrender, rider fees will apply for the period between the date you requested termination and the date your Contract was reinstated.
If a rider was in force at the time of surrender, rider benefits will be adjusted when the amount originally surrendered differs from the reinstated amount.
Reports
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.
Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.

Telephone and Internet Services
If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
•make premium payment allocation changes;
•set up Dollar Cost Averaging (DCA) scheduled transfers;
•make transfers;
•make changes to Automatic Portfolio Rebalancing (APR); and
•make withdrawals from your annuity in accordance with the Company's current withdrawal guidelines.
Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.
Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.
If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.
We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.
Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.
If you elect telephone privileges, instructions
•may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.
Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site, www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions
•that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
•that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
•that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We will not suspend your right of full redemption or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Performance Calculation
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.
The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.
From time to time the Separate Account advertises its Money Market division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.
The Underlying Mutual Funds
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies and/or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly available mutual fund.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Doug Hodgson, Counsel.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the applicable prospectus will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual fund that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual fund with a 12b-1 fee will increase the cost of your investment.

Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Contract and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
Mutual Fund Diversification
The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying mutual funds available under this Contract. Under this Internal Revenue Code Section, separate account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.
The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of contracts for whom diversification is not a requirement for tax-deferred treatment.
State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior contract year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are incorporated in the SAI. Those statements and related schedules have been audited by Ernst & Young, LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, IA 50309, for the periods indicated in their reports which also appear in the SAI.

17. REGISTRATION STATEMENT AND SAI

The Statement of Additional Information dated the same as this prospectus(the “SAI”) (Part B of the registration statement) and Part C of the registration statement, have been filed with the SEC. The SAI is hereby incorporated by reference into this prospectus.
The SAI includes additional information about the Company, the Separate Account, and the Contract and is available, without charge, upon request. To obtain a copy of the SAI free of charge, or to make inquiries about your contact your financial professional or write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

You also may obtain a free copy of the SAI by writing to Principal® Investment Plus Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382. The SAI and other information also are available on the Company’s website (www.principal.com) or by email request (annuityinternet@principal.com). You can also visit the SEC’s website at https://www.sec.gov, for the SAI, as well as for reports and other information about the Separate Account which contains the SAI and other reports. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: https://publicinfo@sec.gov.

EDGAR Contract Identifier: C000004193

The name of the Contract is Principal® Investment Plus Variable Annuity. The registration numbers for the Contract are 333-116220 and 811-02091.

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

Variable Options

The following is a list of underlying mutual funds available under the Contract. More information about the underlying funds is available in the underlying mutual fund statutory and summary prospectuses, which may be amended from time to time and can be found online at T https://www.principal.com/InvestPlusReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com. Depending on the GMWB Rider you choose with your Contract, you may not be able to invest in certain investment options.

The current expense and performance information below reflects fees and expenses of the underlying mutual funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

The availability of investment options may vary depending in your financial professional or your financial professional's firm. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Financial Intermediary Variations.

Type	Fund Name	Adviser/ Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Discovery Value Portfolio Class A	Alliance Bernstein L.P.	0.82%	2.89%	8.75%	8.55%
Small/Mid U.S. Equity	AB Variable Products Series Fund, Inc. Small Cap Growth Portfolio Class A [1,2,6]	Alliance Bernstein L.P.	0.90%	4.80%	-0.44%	11.26%
Moderate Allocation	American Funds Insurance Series® Asset Allocation Fund Class 2	Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
International Equity	American Funds Insurance Series® SMALLCAP World Fund Class 2 [1,2,17]	Capital Research and Management Company	0.90%	14.64%	0.49%	7.23%
Large Blend	American Funds Insurance Series® Growth-Income Fund Class 2	Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
International Equity	American Funds Insurance Series® New World Fund ® Class 2 [1,2]	Capital Research and Management Company	0.82%	28.29%	5.33%	9.25%

Appendix A - Investment Options Available     91
Under the Contract

Large U.S. Equity	American Funds Insurance Series® Washington Mutual Investors Fund Class 2 [1,2]	Capital Research and Management Company	0.50%	17.21%	13.89%	12.36%
Moderate Allocation	BlackRock Variable Series Funds, Inc. 40/60 Target Allocation ETF V.I. Fund Class III [2,3]	BlackRock Advisors, LLC	0.33%	15.37%	7.05%	8.45%
Global Allocation	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III [2]	BlackRock Advisors, LLC/BlackRock (Singapore) Limited BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Other - Technology	BNY Mellon Investment Portfolios Technology Growth Portfolio Service Shares	BNY Mellon Investment Adviser, Inc./ Newton Investment Management North America, LLC	1.07%	27.87%	8.96%	16.97%
Large Growth	Calvert Variable Trust, Inc. CVT Nasdaq 100 Index Portfolio Class F [1,2]	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.74%	20.10%	14.45%	18.79%
Short-Term Bond	Columbia Funds Variable Insurance Trust II Select Short Corporate Income Fund Class 2 [1,2,18]	Columbia Management Investment Advisers, LLC	0.66%	6.00%	1.90%	2.94%
Small/Mid U.S. Equity	Deutsche DWS Variable Series II DWS Small Mid Cap Value VIP Class B [2]	DWS Investment Management Americas, Inc.	1.17%	17.85%	9.27%	7.18%
Convertibles	EQ Advisors Trust SM 1290 VT Convertible Securities Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ SSGA Funds Management, Inc.	0.90%	15.79%	2.91%	8.89%

Appendix A - Investment Options Available     92
Under the Contract

Small Blend	EQ Advisors Trust SM 1290 VT GAMCO Small Company Value Portfolio Class IB	Equitable Investment Management Group, LLC/ GAMCO Asset Management, Inc.	1.05%	12.82%	11.24%	10.77%
Small Growth	EQ Advisors Trust SM 1290 VT Micro Cap Portfolio Class IB [1,2]	Equitable Investment Management Group, LLC/ Lord, Abbett & Co. LLC	1.15%	16.42%	4.31%	12.26%
Global Large - Stock Blend	EQ Advisors Trust SM 1290 VT SmartBeta Equity ESG Portfolio Class IB	Equitable Investment Management Group, LLC/AXA Investment Managers US Inc.	1.10%	13.95%	10.21%	10.74%
Large Blend	EQ Advisors Trust SM 1290 VT Socially Responsible Portfolio Class IB	Equitable Investment Management Group, LLC/ BlackRock Investment Management, LLC	0.90%	17.23%	13.04%	13.83%
Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Equity-Income Portfolio SM Service Class 2	Fidelity Management & Research Company, LLC	0.71%	18.75%	12.23%	11.32%

Appendix A - Investment Options Available     93
Under the Contract

Large U.S. Equity	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Growth Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	14.63%	13.42%	17.16%
Foreign Large Growth	Fidelity® Variable Insurance Products Trust I Fidelity® VIP Overseas Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.97%	20.05%	6.35%	7.66%

Appendix A - Investment Options Available     94
Under the Contract

Large U.S. Equity	Fidelity® Variable Insurance Products Trust II Fidelity® VIP Contrafund SM Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.79%	21.24%	15.08%	15.49%
Other - Equity Energy	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Energy Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

Appendix A - Investment Options Available     95
Under the Contract

Other - Health	Fidelity® Variable Insurance Products Trust IV Fidelity® VIP Health Care Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.84%	14.10%	3.92%
Small/Mid U.S. Equity	Fidelity® Variable Insurance Products Trust III Fidelity® VIP Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%

Appendix A - Investment Options Available     96
Under the Contract

Money Market	Fidelity® Variable Insurance Products Trust V Fidelity® VIP Government Money Market Portfolio Initial Class	Fidelity Management & Research Company, LLC/ FMR Investment Management (UK) Limited (FMR UK) Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) Fidelity Management & Research (Japan) Limited (FMR Japan)	0.25%	4.13%	3.10%	2.03%
Global Real Estate	Franklin Templeton Variable Insurance Product Trust Franklin Global Real Estate VIP Fund Class 2 [1,2]	Franklin Advisers, Inc.	1.25%	7.93%	2.36%	3.03%
Small/Mid U.S. Equity	Franklin Templeton Variable Insurance Product Trust Franklin Small Cap Value VIP Fund Class 2 [1,2]	Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%
Fixed Income	Franklin Templeton Variable Insurance Product Trust Templeton Global Bond VIP Fund Class 4 [1,2]	Templeton Asset Management, Ltd.	0.85%	15.56%	-1.05%	-0.25%
Mid-Cap Blend	Goldman Sachs Variable Insurance Trust Goldman Sachs Mid Cap Value Fund Institutional Shares [1,2]	Goldman Sachs Asset Management, L.P.	0.81%	9.39%	10.05%	10.02%
Small/Mid U.S. Equity	Goldman Sachs Variable Insurance Trust Goldman Sachs Small Cap Equity Insights Fund Institutional Shares [1,2]	Goldman Sachs Asset Management, L.P.	0.81%	16.14%	10.47%	10.84%
Bank Loan	Guggenheim Variable Funds Trust Series F (Floating Rate Strategies Series) Gugg VT [1,2]	Guggenheim Partners Investment Management, LLC	1.15%	3.57%	4.56%	4.12%

Appendix A - Investment Options Available     97
Under the Contract

Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. American Value Fund Series I	Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
International Equity	Invesco Variable Insurance Funds Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.9%	16.50%	3.68%	6.22%
Other - Health	Invesco Variable Insurance Funds Invesco V.I. Health Care Fund Series I	Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%
Small/Mid U.S. Equity	Invesco Variable Insurance Funds Invesco V.I. Small Cap Equity Fund Series I	Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
International Equity	Janus Aspen Series Trust Janus Henderson Global Sustainable Equity Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.99%	17.26%
Small/Mid U.S. Equity	Janus Aspen Series Trust Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series Trust Janus Henderson Flexible Bond Portfolio Service Shares [1,2]	Janus Henderson Investors US LLC	0.82%	7.22%	-0.47%	2.07%
Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund Standard Class II 2,7	Lincoln Financial Investments Corporation	0.79%	6.72%	5.16%	11.47%
Inflation - Protected Bond	Lincoln Variable Insurance Products Trust LVIP American Century Inflation Protection Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.72%	6.33%	0.62%	2.61%

Appendix A - Investment Options Available     98
Under the Contract

Small/Mid U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	1.01%	8.83%	8.72%	8.96%
Large U.S. Equity	Lincoln Variable Insurance Products Trust LVIP American Century Ultra Fund Service Class [2]	Lincoln Financial Investments Corporation/ American Century Investment Management, Inc.	0.90%	12.67%	11.52%	17.00%
Small/Mid U.S. Equity	MFS® Variable Insurance Trust MFS® New Discovery Series Service Class [2]	Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Other - Utilities	MFS® Variable Insurance Trust MFS® Utilities Series Service Class [2]	Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
Large U.S. Equity	MFS® Variable Insurance Trust MFS® Value Series Service Class [2]	Massachusetts Financial Services Company	0.94%	12.77%	9.69%	9.77%
International Equity	MFS® Variable Insurance Trust II MFS® International Intrinsic Equity Portfolio [2,11] Service Class [1]	Massachusetts Financial Services Company	1.14%	32.96%	7.02%	9.68%
Small/Mid U.S. Equity	Neuberger Berman Advisers Management Trust Mid Cap Growth Portfolio Class S	Neuberger Berman Investment Advisers, LLC	1.11%	5.23%	4.27%	10.71%
Large U.S. Equity	Neuberger Berman Advisers Management Trust Quality Equity Portfolio Class I [2,7,9]	Neuberger Berman Investment Advisers, LLC	0.87%	13.74%	12.83%	12.94%
Small/Mid U.S. Equity	Nomura Funds Ivy Variable Insurance Portfolios/Nomura VIP Small Cap Value Series Service Class [1,10]	Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%

Appendix A - Investment Options Available     99
Under the Contract

Aggressive Allocation	Northern Lights Variable Trust TOPS TM Aggressive ETF Portfolio Investor Class [3,14]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	18.53%	9.15%	9.99%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Balanced ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	12.59%	5.26%	6.10%
Moderately Conservative Allocation	Northern Lights Variable Trust TOPS TM Conservative ETF Portfolio Investor Class [3]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.81%	9.76%	4.09%	4.77%
Moderately Aggressive Allocation	Northern Lights Variable Trust TOPS TM Moderately Aggressive ETF Portfolio Investor Class [3,15]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.79%	17.74%	8.30%	9.12%
Moderate Allocation	Northern Lights Variable Trust TOPS TM Moderate ETF Portfolio Investor Class [3,16]	Valmark Advisers, Inc./ Milliman Financial Risk Management, LLC	0.78%	14.87%	6.66%	7.63%
Balanced/Asset Allocation	PIMCO Variable Insurance Trust PIMCO All Asset Portfolio Administrative Class [2]	Pacific Investment Management Company, LLC	2.13%	14.20%	5.60%	6.77%
Fixed Income	PIMCO Variable Insurance Trust PIMCO High Yield Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.81%	8.95%	3.97%	5.57%
Short-Term Fixed Income	PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio Advisor Class	Pacific Investment Management Company, LLC	0.76%	5.42%	1.47%	1.69%
Fixed Income	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class	Pacific Investment Management Company, LLC	0.73%	8.89%	0.02%	2.36%

Appendix A - Investment Options Available     100
Under the Contract

Large Growth	Principal Variable Contract Funds, Inc. PVC – Blue Chip Account Class 2 [1,2]	Principal Global Investors, LLC	0.90%	9.32%	9.56%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Core Plus Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.46%	-0.48%	2.36%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Account Class 2 [3]	Principal Global Investors, LLC	0.49%	12.09%	5.66%	7.27%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Balanced Adaptive Allocation Account Class 2 [3,13]	Principal Global Investors, LLC	0.53%	7.00%	4.50%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Account Class 2 [3]	Principal Global Investors, LLC	0.49%	13.86%	7.60%	8.90%
Moderate Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Growth Adaptive Allocation Account Class 2 [3,12]	Principal Global Investors, LLC	0.53%	7.31%	6.13%
Moderately Conservative Allocation	Principal Variable Contract Funds, Inc. PVC – Diversified Income Account Class 2 [3]	Principal Global Investors, LLC	0.48%	10.38%	3.74%	5.61%
International Equity	Principal Variable Contract Funds, Inc. PVC – Diversified International Account Class 1	Principal Global Investors, LLC	0.86%	32.36%	7.40%	8.08%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Equity Income Account Class 1	Principal Global Investors, LLC	0.48%	15.50%	10.21%	11.51%

Appendix A - Investment Options Available     101
Under the Contract

International Equity	Principal Variable Contract Funds, Inc. PVC – Global Emerging Markets Account Class 1	Principal Global Investors, LLC	1.12%	37.27%	5.06%	8.12%
Fixed Income	Principal Variable Contract Funds, Inc. PVC – Government & High-Quality Bond Account Class 1	Principal Global Investors, LLC	0.50%	7.91%	-0.23%	1.26%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap Growth Account I Class 1 [1,2]	Principal Global Investors, LLC/Los Angeles Capital Management, LLC T. Rowe Price Associates, Inc. Westfield Capital Management Company, L.P.	0.67%	11.39%	9.44%	15.00%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Large Cap S&P 500 Index Account Class 1	Principal Global Investors, LLC	0.20%	17.62%	14.14%	14.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – MidCap Account Class 1	Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Large U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Principal Capital Appreciation Account Class 1	Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2020 Account Class 1 [7]	Principal Global Investors, LLC	0.47%	11.33%	4.65%	6.77%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2030 Account Class 1 [7]	Principal Global Investors, LLC	0.50%	13.21%	5.91%	8.07%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2040 Account Class 1 [7]	Principal Global Investors, LLC	0.54%	15.57%	7.56%	9.35%

Appendix A - Investment Options Available     102
Under the Contract

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime 2050 Account Class 1 [7]	Principal Global Investors, LLC	0.58%	17.50%	8.77%	10.22%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Principal LifeTime Strategic Income Account Class 1 [7]	Principal Global Investors, LLC	0.48%	10.45%	3.48%	4.98%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – Real Estate Securities Account Class 1	Principal Global Investors, LLC/Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
Short - Term Fixed Income	Principal Variable Contract Funds, Inc. PVC – Short-Term Income Account Class 1	Principal Global Investors, LLC	0.42%	5.48%	2.33%	2.52%
Small/Mid U.S. Equity	Principal Variable Contract Funds, Inc. PVC – SmallCap Account Class 1	Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Balanced Portfolio Class 1 [7]	Principal Global Investors, LLC	0.68%	14.00%	7.27%	8.29%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Balanced Portfolio Class 1 [7]	Principal Global Investors, LLC	0.67%	11.69%	5.04%	6.39%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Conservative Growth Portfolio Class 1 [7]	Principal Global Investors, LLC	0.72%	15.56%	9.00%	9.94%
Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Flexible Income Portfolio Class 1 [3]	Principal Global Investors, LLC	0.64%	9.96%	3.57%	5.12%

Appendix A - Investment Options Available     103
Under the Contract

Asset Allocation	Principal Variable Contract Funds, Inc. PVC – Strategic Asset Management (SAM) – Strategic Growth Portfolio Class 1 [3]	Principal Global Investors, LLC	0.75%	16.86%	10.16%	10.96%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer April Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.98%	11.95%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer January Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	12.74%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer July Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	1.00%	13.26%
Defined Outcome	Principal Variable Contract Funds, Inc. PVC – U.S. LargeCap S&P 500 Index Buffer October Account Class 2 [1,2,3,4,5]	Principal Global Investors, LLC	0.99%	13.10%
Commodities Broad Basket	Rydex Variable Trust Commodities Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.73%	4.89%	12.80%	4.76%
Systematic Trend	Rydex Variable Trust Global Managed Futures Strategy Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	2.18%	3.65%	3.94%	1.27%
Multistrategy	Rydex Variable Trust Multi-Hedge Strategies Fund Rydex VT [1,2]	Security Investors, LLC (d/b/a Guggenheim Investments)	1.75%	1.25%	1.23%	1.62%
Large Growth	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio - II Class II	T. Rowe Price	1.00%	18.43%	11.41%	15.25%
Other - Health	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio - II Class II [6]	T. Rowe Price	1.11%	17.80%	3.86%	8.70%

Appendix A - Investment Options Available     104
Under the Contract

Equity - Precious Metals	VanEck Variable Insurance Products Trust VanEck VIP Global Gold Fund Class S [1,2]	VanEck Associates Corporation	1.30%	164.43%	20.00%	20.89%
Other - Natural Resources	VanEck Variable Insurance Products Trust VanEck VIP Global Resources Fund Class S	VanEck Associates Corporation	1.32%	36.17%	10.24%	8.06%

1. The Fund's current expenses are subject to a temporary expense reimbursement and/or fee waiver arrangement that is in place. This arrangement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions. Please refer to the Fund's prospectus for more information.
2. This Fund pays 12b-1 fees to Principal Securities, Inc. ("PSI").
3. This Fund is a fund of funds. The funds of funds expenses may be higher than other fund types because the expenses of the selected Fund include the expenses of the funds it holds.
4. This Fund is not available in the state of New York.
5. This Fund may not be available through all broker-dealers.
6. This Fund is closed to new investors with an application signature date of February 1, 2013, and after.
7. This Fund is closed to new investors with an application signature date of May 18, 2013, and after.
8. This fund is closed to new investors with an application signature date of June 1, 2015, and after.
9. Prior to July 28, 2025, the name of this fund was the AMT Sustainable Equity Portfolio.
10. Prior to December 1, 2025, the name of this fund was the Macquarie VIP Small Cap Value Series.
11. Prior to April 30, 2026, the name of this fund was the MFS ® International Intrinsic Value Portfolio.
12. On or about May 1, 2026, the PVC Diversified Growth Strategic Allocation Account merged into the PVC Diversified Growth Adaptive Allocation Account.
13. On or about May 1, 2026, the PVC Diversified Balanced Strategic Allocation Account merged into the PVC Diversified Balanced Adaptive Allocation Account.
14. Prior to May 1, 2026, the name of this fund was the TOPS ® Aggressive Growth ETF Portfolio.
15. Prior to May 1, 2026, the name of this fund was the TOPS ® Growth ETF Portfolio.
16. Prior to May 1, 2026, the name of this fund was the TOPS ® Moderate Growth ETF Portfolio.
17. Prior to May 1, 2026, the name of this fund was the American Funds Insurance Series Small Capitalization Fund.
18. Prior to May 1, 2026, the name of this fund was the Columbia Variable Portfolio Limited Duration Credit Fund.

Fixed Options

These are the fixed interest options currently available under the Contract. We may change the features of the fixed interest options listed below, offer new fixed interest options, and terminate existing fixed interest options. We will provide you with written notice before doing so. See 8. GENERAL DESCRIPTION OF THE CONTRACT - Fixed Account.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	N/A	3.00%
DCA Plus Accounts	N/A	3.00%

Appendix A - Investment Options Available     105
Under the Contract

GMWB Investment Restrictions

If you have a GMWB rider in force with your Contract, your investment options may be limited to the following underlying mutual funds:
•Diversified Balanced Account;
•Diversified Balanced Strategic Allocation Account;
•Diversified Growth Account;
•Diversified Growth Strategic Allocation Account; and
•Diversified Income Account.

Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)
•GMWB Self-Build Model A;
•GMWB Self-Build Model B;
•GMWB Self-Build Model C;
•GMWB Self-Build Model D;
•Principal LifeTime 2020 Account;
•Principal LifeTime 2030 Account;*
•Principal LifeTime Strategic Income Account;
•Strategic Asset Management Balanced Portfolio;
•Strategic Asset Management Conservative Balanced Portfolio; or
•Strategic Asset Management Flexible Income Portfolio.
*    Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.
For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, see 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations; and (4) transfers under your Contract, see 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations.
GMWB Self-Build Models
GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.
Each of the GMWB Self-Build Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes and provides you limited ability to select the Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%
If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. The sum of the percentages that you allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate Account division value.

Appendix A - Investment Options Available     106
Under the Contract

You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract. We currently do not charge a fee for a transfer. If we start charging a fee in the future, we will not impose such fee on the quarterly Automatic Portfolio Rebalancing.
You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to you if you transfer out of a GMWB Model and wish to transfer back to that model.
In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial professional.
GMWB Select Models
GMWB Select Models are not available for Contracts issued on or after November 21, 2008.
Each of the GMWB Select Models requires you to allocate your Separate Account division value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%
If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate Account division value according to the allocation percentages shown in the chart above. In addition, you are directing us to automatically rebalance the Separate Account division value each calendar year to match the allocation percentages of your chosen GMWB Select Model.

Appendix A - Investment Options Available     107
Under the Contract

APPENDIX B – INVESTMENT PLUS VARIABLE ANNUITY GMWB EXCHANGE OFFER
IPVA GMWB Exchange Offer ("GMWB Exchange Offer")
The Investment Plus Variable Annuity GMWB Exchange Offer (“GMWB exchange offer”) is no longer available for new exchanges with applications signed July 1, 2025 and later.

Original owners of an eligible Principal® Investment Plus Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal® Lifetime Income Solutions II Variable Annuity contract ("new contract") subject to the GMWB Exchange Offer terms and conditions below. To determine if it is in your best interest to participate in the GMWB Exchange Offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the GMWB Exchange Offer. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.
You are eligible to participate in the GMWB Exchange Offer when:
•The old contract doesn't have a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider or the old contract has a GMWB 1 rider (Investment Protector Plus); and
•Your old contract is not subject to any surrender charges; and
•The GMWB Exchange Offer is available in your state.
GMWB Exchange Offer Terms and Conditions
•You must qualify for and elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider (currently being marketed by us). To qualify, you (or the annuitant if the original owner is a non-natural person) must be between the ages of 45 and 80.
•You must receive a current prospectus for the new contract.
•You must complete all required GMWB Exchange Offer forms.
•If we approve your application to participate in the GMWB Exchange Offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. The Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider results in restriction of your Contract investment options to more limited GMWB investment options (review the new contract prospectus in its entirety for full details).
•Any new premium payments (excluding the amount transferred under this GMWB Exchange Offer) you make to the new contract are subject to surrender charges.
•The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts. However, new premium payments may be allocated to the DCA Plus accounts.
•At Contract issue, the GMWB death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the GMWB death benefit under the new contract.
•Upon issuing you a new contract, your old contract will terminate.
•The GMWB Exchange Offer is not available for partial exchanges.
•Only one old contract can be exchanged for one new contract.
GMWB Exchange Offer Duration
Currently, there is no closing date for the GMWB Exchange Offer. We reserve the right, however, to modify or terminate the GMWB Exchange Offer upon reasonable written notice to you.
IMPORTANT CONSIDERATIONS
An exchange may or may not be in your best interest.
If you currently have the GMWB 1 rider with your old contract, this GMWB Exchange Offer may be appropriate if you:
•Want to benefit from potential annual increases to your rider values instead of every 5 years with the GMWB 1 rider.
•Want the ability to elect the Joint Life benefit instead of only Single Life with the GMWB 1 rider.
•Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
Appendix B – Investment Plus Variable Annuity     108
GMWB Exchange Offer

If you currently do not have a GMWB rider with your old contract, this GMWB Exchange Offer may be appropriate if you:
•Do not intend to take withdrawals in the near future.
•Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
•Want to protect against the risk of you or your spouse outliving your income.
•Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
The features and benefits, investment options, and charges and deductions of the new contract may differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the GMWB Exchange Offer.
There may be additional differences important for you to consider prior to making an exchange. You should carefully review the new contract prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Appendix B – Investment Plus Variable Annuity     109
GMWB Exchange Offer

Summary Comparison* of Old Contract and New Contract
To participate in the GMWB Exchange Offer you must elect either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider.

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
GMWB Rider(s) (applicable to this offer)	GMWB 1 (when applicable)	Target Income Protector Flexible Income Protector Flexible Income Protector Plus
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life (“Single Life”)
Target Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector:
• For Life (“Single Life” or
   “Joint Life”)

Flexible Income Protector Plus:
• For Life (“Single Life” or
   “Joint Life”)

Annual Withdrawal Limits	• Investment Back - 7.00% of the the Investment Back withdrawal benefit base • For Life - 5.00% of the For Life withdrawal benefit base
Target Income Protector, Flexible Income Protector and Flexible Income Protector Plus:
•“Single Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base
•“Joint Life” — tiered percentages based on age at first withdrawal, calculated as a percentage of the For Life withdrawal benefit base

NOTE: Refer to the applicable GMWB Charges and Percentages Supplement for the product described in this column.

*Does not reflect state variations.
Appendix B – Investment Plus Variable Annuity     110
GMWB Exchange Offer

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
GMWB investment options
Restricted investment options depending on when old contract was purchased and customer’s actions:
• GMWB Self-Build Models
• GMWB Select Models
• Principal Lifetime 2010 Account
• Principal Lifetime 2020 Account
• Principal Lifetime Strategic
   Income account
• Strategic Asset Management
   Balanced Portfolio
• Strategic Asset Management
    Conservative Balanced
    Portfolio
• Strategic Asset Management
    Flexible Income Portfolio
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account

NOTE: If GMWB was not elected, there are no investment restrictions.

Target Income Protector:
• Diversified Income Account
• Diversified Balanced
Adaptive Allocation Account
• Diversified Growth
Adaptive Allocation Account
• Fidelity VIP Government Money Market Portfolio
Flexible Income Protector:
• Diversified Balanced Account
• Diversified Growth Account
• Diversified Income Account
• Diversified Balanced Strategic Allocation Account
• Diversified Growth Strategic Allocation Account
• Fidelity VIP Government Money Market Portfolio
Flexible Income Protector Plus:
•Diversified Balanced Account*
•Diversified Balanced Strategic Allocation Account*
•Diversified Growth Account*
•Diversified Growth Strategic Allocation Account*
•Diversified Income Account
•Fidelity VIP Government Money Market Portfolio
•PVC U.S. LargeCap S&P 500 Index Buffer April Account
•PVC U.S. LargeCap S&P 500 Index Buffer January Account
•PVC U.S. LargeCap S&P 500 Index Buffer July Account
•PVC U.S. LargeCap S&P 500 Index Buffer October Account

Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account** 12 month - DCA Plus account**	6 month - DCA Plus account** 12 month - DCA Plus account**
* Effective July 1, 2022, this account in not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.
** Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

Appendix B – Investment Plus Variable Annuity     111
GMWB Exchange Offer

A. GMWB Rider Features	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
GMWB Bonus
If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases each year on the Contract anniversary as shown below:
• Years 1-5 - 5.00% of
    premium payments
• Years 6+ - 0.00% of
    premium payments

Target Income Protector:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary. See the applicable GMWB Charges and Percentages Supplement located at www.principal.com/LifeIncomeIIVAReport.

Flexible Income Protector:
GMWB Bonus does not apply for this rider.

Flexible Income Protector Plus:
If no withdrawals are taken, a GMWB bonus is applied to the benefit base on each Contract anniversary. See the applicable GMWB Charges and Percentages Supplement located at www.principal.com/LifeIncomeIIVAReport.

GMWB Step-Up
• Optional GMWB Step-Up
    that you may elect beginning
    with the 5th Contract
    anniversary. Once you have
    elected a GMWB Step-Up,
    you must wait at least 5
    5 contract years to elect
    another GMWB Step-Up.
• Rider effective dates on or
    after June 15, 2008: the
    remaining withdrawal benefit
    bases are not eligible for
    Step-Ups after the
    Investment Back remaining
    withdrawal benefit base
    reduces to zero, even if
    additional premium payments
    are made.
		• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
Automatic Portfolio Rebalancing	Calendar Quarterly (required with GMWB 1 rider)	Calendar Quarterly (required with in force GMWB rider)
No. of Free Division Transfers/contract year	1	1

Appendix B – Investment Plus Variable Annuity     112
GMWB Exchange Offer

B. Annuitization	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Annuity Benefit Payments First Available	Any time on/after the first Contract anniversary	Same
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	Annuity 2000 Mortality Table	2012 Individual Annuity Mortality Period Life Table Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Life income; life income with guaranteed period; custom options

C. Death Benefit	Old Investment Plus Variable Annuity	New Principal Lifetime Income Solutions II Variable AnnuitySM
Death Benefit
An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, the death benefit is reduced proportionately for each withdrawal.
See the Death Benefit section in this appendix for more details.

An amount equal to the greatest of
(i) total premium payments less surrenders, or
(ii) Contract value, or
(iii) 7 year Step-Up
For partial surrenders, withdrawals that are not For Life excess withdrawals will reduce the GMWB Death Benefit by the amount of withdrawal. Any For Life excess withdrawal amounts reduce the GMWB Death Benefit proportionately.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner to die	Same
Appendix B – Investment Plus Variable Annuity     113
GMWB Exchange Offer

D. Fees and Charges	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge*	1.25%	Maximum: 3.00% Current: 1.25%
Administration Charge* (on an annual basis)	Maximum: 0.15% Current: 0.15%	Maximum: 0.50% Current: 0.15%
Available Underlying Mutual Fund Expenses**	Maximum Annual: 4.52% Minimum Annual: 0.21%	Maximum Annual: 1.08% Minimum Annual: 0.48%
GMWB 1 Rider Charge – Taken as % of average quarterly Investment Back remaining withdrawal benefit base.	Maximum Annual: 0.85%
Current Annual: 0.80%
	A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.	Not applicable
Target Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
-OR-
Flexible Income Protector Plus Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.
Not applicable Not applicable Not applicable
Maximum Annual: 2.00%
Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%
Current Annual: See the applicable GMWB Charges and Percentages Supplement***

Maximum Annual: 2.00%
Current Annual: See the applicable GMWB Charges and Percentages Supplement***

*    Charges taken daily as a percentage of the average daily Separate Account division value.
**    For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.
***    The For Life withdrawal benefit payment percentages and GMWB Bonus percentages (collectively, "GMWB Percentages") that apply to your Contract are determined as described in the applicable GMWB Charges and Percentages Supplement. This prospectus and the current GMWB Charges and Percentages Supplement, is available at www.principal.com/LifeIncomeIIVAReport.
Appendix B – Investment Plus Variable Annuity     114
GMWB Exchange Offer

E. Transaction Fees	Old Investment Plus Variable Annuity	New Principal® Lifetime Income Solutions II Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,7,6,5,4,3,2,1) if you elected the Premium Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%	Same
Unscheduled Transfers	Maximum: lesser of $25 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%	Same
Charges and Expenses
The new contract and your old contract have different annual expenses, different transaction fees, and different investment options that may result in different underlying mutual fund expenses.
Surrender Charges
Under the GMWB Exchange Offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.
GMWB Death Benefit
The GMWB death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.
Upon your death, we will pay the greater of the new contract GMWB death benefit (standard death benefit if GMWB rider is not in force) or the old contract death benefit adjusted as described above.
GMWB Rider
The new contract offers GMWB riders (Target Income Protector, Flexible Income Protector or Flexible Income Protector Plus) that were not available when you purchased your old contract. A GMWB rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value.
Your Contract can only have one GMWB rider. You must qualify for and select either the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider when you purchase the new contract.
Once elected, the Target Income Protector, Flexible Income Protector, or Flexible Income Protector Plus rider may not be terminated for 5 contract years following the rider effective date.
Appendix B – Investment Plus Variable Annuity     115
GMWB Exchange Offer

Election of a GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Target Income Protector
The Target Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Target Income Protector rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Target Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector
The Flexible Income Protector rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.
The Flexible Income Protector rider provides your beneficiary(ies) with the GMWB Death Benefit.
Flexible Income Protector Plus
The Flexible Income Protector Plus rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider For Life withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.
The Flexible Income Protector Plus rider also offers a GMWB Bonus. This rider includes an annual bonus for not taking withdrawals for a specific number of years immediately following the purchase of a Contract. The GMWB Bonus amount will provide an increase to your rider For Life withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.
The Flexible Income Protector Plus rider provides your beneficiary(ies) with the GMWB Death Benefit.
It is important that you review the new contract prospectus in its entirety for additional information regarding the Target Income Protector, Flexible Income Protector, and Flexible Income Protector Plus riders and whether a GMWB rider is appropriate for your needs.
Tax Matters
Although we believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the GMWB Exchange Offer.
There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the GMWB Exchange Offer. See 13. TAXES section of the new contract prospectus.
Appendix B – Investment Plus Variable Annuity     116
GMWB Exchange Offer

APPENDIX C — GMWB INVESTMENT OPTIONS
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account division value to one or more of the available Separate Account GMWB investment options. Any future premium payments are allocated to the GMWB investment options your Separate Account division value is/are invested in at the time of the new premium payments.
The available GMWB investment options are:
•Diversified Balanced Account;
•Diversified Balanced Strategic Allocation Account;
•Diversified Growth Account;
•Diversified Growth Strategic Allocation Account; and
•Diversified Income Account.

For more information about the Diversified Balanced Account, Diversified Balanced Strategic Allocation Account, Diversified Growth Account, Diversified Growth Strategic Allocation Account, and Diversified Income Account, see the underlying mutual fund’s prospectus located here: www.principal.com/InvestPlusReport.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations.
We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.
NOTE:    If you have the GMWB 1 rider and elect to Step-Up, you agree to select from the then current GMWB investment options.
Transfers Between GMWB Investment Options
You may transfer 100% of your Separate Account division value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option. You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.
Appendix C – GMWB Investment Options    117

GMWB Investment Options Underlying Funds
You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Global Investors, LLC ("PGI"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.
To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.

Appendix C – GMWB Investment Options    118

APPENDIX D – Principal Income Builder 3 Examples (No Longer Available for Sale)
These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 assume the following:
•the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•The For Life withdrawal benefit base prior to partial surrender = $100,000.
•“Single Life” For Life (4.75%) withdrawal benefit payment = $4,750, if withdrawals start prior to the owner attaining age 65.
•“Joint Life” For Life (4.25%) withdrawal benefit payment = $4,250, if withdrawals start prior to the spouse attaining age 65.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0475 = $5,082.50.
Example 2
In contract year one:
•no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•the owner makes a premium payment of $50,000.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.
•the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.0475 = $7,623.75.
Appendix D – PIB 3 Examples    119

Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($100,000).
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0425 = $4,250).
Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0475 = $5,082.50.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($107,000).
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0425 = $4,547.50.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.25%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($107,000).
•The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0425 = $4,547.50)
Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$100,000 x 0.0475 = $4,750
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$110,000 x 0.0475 = $5,225
Examples 6 assumes the following:
•the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.
Appendix D – PIB 3 Examples    120

•initial premium payment = $100,000.
•The For Life withdrawal benefit base prior to partial surrender = $100,000.
•“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.
•“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.
Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.
•the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0550 = $5,885.00.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($107,000).
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0400 = $4,280.00.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.
•the For Life withdrawal benefit base remains the same ($107,000).
The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0400 = $4,280.00)
Examples With Excess Withdrawals
Examples 7-8 assume the following:
•the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.75%.
•the initial premium payment is $100,000
•the withdrawal benefit base prior to partial surrender = $100,000
• “Single Life” For Life (4.75%) withdrawal benefit payment = $4,750
•Withdrawal taken = $8,000
•excess amount under the For Life withdrawal option is $3,250

Appendix D – PIB 3 Examples    121

Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $3,812.32. The new For Life withdrawal benefit base is $100,000 - $3,812.32 = $96,187.68.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,250 (the amount of the excess withdrawal); and
b = $3,812.32 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,250);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,750); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,187.68 x 0.0475 = $4,568.91.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
For Life
The amount of the adjustment* is $3,250 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,250 = $96,750.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,250 (the amount of the excess withdrawal); and
b = $3,087.89 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,250);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,750); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,750 x 0.0475 = $4,595.62
Appendix D – PIB 3 Examples    122

APPENDIX E – Principal Income Builder 10 Examples (No Longer Available for Sale)

These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals
Examples 1-5 (without excess withdrawals) assume the following:
•the owner is age 62 and the owner’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit bases prior to partial surrender = $100,000.
•the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•Investment Back (7%) withdrawal benefit payment = $7,000.
•“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the owner attaining age 70.
•“Joint Life” For Life (4.50%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base(but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the For Life remaining withdrawal benefit base remains the same ($100,000); and
•the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
Appendix E - PIB 10 Examples    123

Example 2
In contract year one:
•no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•the owner makes a premium payment of $50,000.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and
•the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the withdrawal benefit base remains the same ($100,000);
•the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).
•For Life:
•the For Life withdrawal benefit base remains the same ($100,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.0450 = $4,500).
Appendix E - PIB 10 Examples    124

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the For Life remaining withdrawal benefit base remains the same ($100,000); and
•the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.50%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0450 = $4,725.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.50%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($95,500); and
•the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the For Life remaining withdrawal benefit base remains the same ($95,500); and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0450 = $4,725).
Appendix E - PIB 10 Examples    125

Example 5
The owner elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the owner will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000
Example 6 (without excess withdrawals) assumes the following:
•the owner is age 70 and the owner’s spouse is age 56 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit bases prior to partial surrender = $100,000.
•the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•Investment Back (7%) withdrawal benefit payment = $7,000.
•“Single Life” For Life (5.50%) withdrawal benefit payment = $5,500, if withdrawals start prior to the owner attaining age 75.
•“Joint Life” For Life (4.00%) withdrawal benefit payment = $4,000, if withdrawals start prior to the owner’s spouse attaining age 60.
Appendix E - PIB 10 Examples    126

Example 6
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the owner has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.0550 = $5,500.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;
•the For Life remaining withdrawal benefit base remains the same ($100,000); and
•the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.0550 = $5,775.
In contract year two, the owner elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,000. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.00%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $4,000 = $96,000; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.0400 = $4,200.
In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.00%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($96,000); and
•the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the For Life remaining withdrawal benefit base remains the same ($96,000); and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.0400 = $4,200).
Appendix E - PIB 10 Examples    127

Examples With Excess Withdrawals
Excess withdrawal examples 7-8 assume the following:
•the owner is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.
•the initial premium payment is $100,000
•the withdrawal benefit bases prior to partial surrender = $100,000
•the remaining withdrawal benefit bases prior to partial surrender = $100,000
•Investment Back (7%) withdrawal benefit payment = $7,000
•“Single Life” For Life (5%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Example 7
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Appendix E - PIB 10 Examples    128

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 8
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Appendix E - PIB 10 Examples    129

Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Appendix E - PIB 10 Examples    130

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850
Appendix E - PIB 10 Examples    131

APPENDIX F – GMWB 2-SL/JL (NO LONGER AVAILABLE FOR SALE)
Appendix F is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until August 17, 2012 (or until four business weeks after Principal Income Builder was approved in your state).
For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or
•Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to the maximum annual charge. If your rider application was signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your rider application was signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Overview of GMWB 2-SL/JL
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
Appendix F – GMWB 2-SL/JL    132

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.
Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.
Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.
Additional death benefit. This rider also allows your eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
GMWB 2-SL/JL Rider Restrictions/Limitations
Once elected, this rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 7. CHARGES). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.
Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options below).
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change in this Appendix).
Factors To Consider Before You Buy The GMWB 2-SL/JL Rider
This rider may be appropriate if you:
•Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
•Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
•Want to protect against the risk of you or your spouse outliving your income.
This rider generally will not be appropriate if you:
•Do not intend to take any withdrawals from your Contract.
•Intend to allocate a significant portion of your Contract accumulated value to the Fixed or DCA Accounts.
•Have an aggressive growth investment objective.
•Anticipate you will take withdrawals prior to the oldest owner’s age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.
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Before you purchase this rider, you should carefully consider the following:
•The features of this rider may not be purchased separately. As a result, you may pay for rider features that you never use.
•Although this rider is designed to permit you to recover at least your premium payments, if you take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.
•The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your future income needs.
•The rider is not a guarantee that you will receive any return on your premium payments.
•The rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.
•The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.
•This rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you elect this rider.
•Once elected, you may not terminate this rider until the fifth Contract anniversary following the rider effective date.
You should review the terms of this rider carefully and work with your registered representative to decide if this rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.
GMWB 2-SL/JL Terms
We use the following definitions to describe the features of this rider:
•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
•GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
•GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
•Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.
GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
When you purchase a GMWB rider, you must allocate 100% of your Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account Division value is invested in at the time of the new premium payments.
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The available GMWB investment options are:
•Diversified Growth Account; or
•Diversified Balanced Account; or
•Diversified Income Account.
For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.
You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers are subject to the provisions of your Contract.
We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.
You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
•the rider effective date and
•each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this appendix for information about the negative effect of excess withdrawals.
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If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you at the next Contract anniversary, unless you make additional premium payments.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
•the rider effective date,
•when a premium payment is made,
•when any applicable GMWB Bonus is credited,
•when a GMWB Step-Up is applied, and
•when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
•increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and
•decreased dollar-for-dollar for each withdrawal benefit payment taken; and
•decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.
Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.
The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date. Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.
“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the
a.    owner if there is only one owner;
b.    annuitant if the owner is not a natural person;
c.    youngest joint owner if there are joint owners; or
d.    youngest annuitant if there are joint annuitants and the owner is not a natural person.
In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.
As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.
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To be eligible for “Joint Life” the covered lives must be
a.    the owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
b.    the joint owners, provided the joint owners are each other’s spouse.
NOTE:    Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.
NOTE:    At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.
As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:
•“Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%
•“Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%
NOTE:    All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information.
Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take
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the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.
Covered Life Change
Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:
1. Spousal continuation of this rider as described below in Spousal Continuation.
2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in Spousal Continuation, then
a. you may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.
b. you may remove a joint owner or primary beneficiary as a covered life.
c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.
3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner as a covered life.
b. you may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then
a. you may remove a joint owner or primary beneficiary as a covered life.
b. you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.
c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.
5. If you have previously elected to continue this rider as provided in Spousal Continuation, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the Contract, but the rider will terminate.
No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.
An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.
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Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.
All withdrawals prior to the Contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the Contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.
The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.
The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.
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NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
NOTE:    Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•your Contract may not have the Enhanced Death Benefit Rider;
•the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•you have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
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GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%
The GMWB Bonus is no longer available after the earlier of
•The third Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows:
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:
1.    the Contract anniversary occurs before the later of
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.     ten years after the rider effective date;
2.    you have not declined any increases in the rider charge; and
3.    you have not fully annuitized the Contract.
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On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:
1.    the Contract anniversary occurs before the later of
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.    ten years after the rider effective date;
2.    you have not declined any increases in the rider charge;
3.    you have not fully annuitized the Contract; and
4.    the remaining withdrawal benefit base has not reduced to zero during the life of the rider.
NOTE:    A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment options:
•You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL/JL Upon Death.
•You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
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Effect of the Contract Accumulated Value Reaching Zero Under the Rider
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
In the event that the Contract accumulated value reduces to zero, you must elect either
•the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or
•the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we have not received your election or if you are receiving Investment Back scheduled withdrawal benefit payments, we will automatically begin making withdrawal benefit payments to you under the Investment Back withdrawal option, unless:
•    You have been receiving For Life scheduled withdrawal benefit payments. We will automatically continue to make payments to you under the For Life withdrawal option.
•    The Investment Back remaining withdrawal benefit base is zero. We will automatically begin making payments under the Single Life For Life withdrawal option.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:
•If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.
•If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
•If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
•the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
•the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of the death of the last covered life.
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Upon Death.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.
Appendix F – GMWB 2-SL/JL    143

GMWB 2-SL/JL Upon Death
If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit for an explanation of the Contract’s standard death benefit and payment options available for the Contract’s death benefit.
**    We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix F – GMWB 2-SL/JL    144

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person	The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant's death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant's death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life's death.

Upon the surviving covered life's death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Joint Life” For Life withdrawal option*	We will continue payments to the surviving covered life according to the schedule established when you made your election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
Appendix F – GMWB 2-SL/JL    145

If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*	We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider in this appendix for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*	The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.
Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur:
•    The date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•    The date you fully annuitize, fully surrender or otherwise terminate the Contract.
•    The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
•    The date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change in this appendix.
•    The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).
•    The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.
•    The date you make an impermissible change in a covered life.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Appendix F – GMWB 2-SL/JL    146

Spousal Continuation of the Rider
This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1.    the Contract accumulated value is greater than zero;
2.    there has not been a previous spousal continuation of the Contract and this rider; and
3.    your spouse is either
    a.    your primary beneficiary, if you were the sole owner; or
    b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this Contract…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your spouse will be the sole covered life. Your spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your spouse’s first withdrawal.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix F – GMWB 2-SL/JL    147

If you die and…	And…	And…	Then if your spouse continues this Contract…
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---
The For Life withdrawal option terminates upon the death of the first owner to die.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life
Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your first withdrawal and will not be reset to reflect your death.
b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
c. All other provisions of this rider will continue as in effect on the date of your death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life
The For Life withdrawal option terminates upon your death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.
b. All other provisions of this rider will continue as in effect on the date of your death.

Appendix F – GMWB 2-SL/JL    148

Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.
Appendix F – GMWB 2-SL/JL    149

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise.
If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this appendix.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
If no withdrawals have been taken, the withdrawal will be taken based on the “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file unless you direct otherwise. If withdrawals have been taken, the withdrawal will be based on the For Life withdrawal benefit election on file.
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
If withdrawals have been taken, “Single Life” or “Joint Life” For Life withdrawal benefit payment election on file will remain in effect.
If withdrawals have not been taken, For Life withdrawal benefits will be calculated “Single Life”.
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this appendix.

Appendix F – GMWB 2-SL/JL    150

Appendix F – GMWB 2-SL/JL    151

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)
•Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.
•Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.
•Current annual charge for rider applications signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary is 0.75%.
•Current annual charge for rider applications signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary is 0.95%.
•Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	•Investment Back •For Life
Annual Withdrawal Limits
•Investment Back — 7.00% of the Investment Back withdrawal benefit base.
•“Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base
•“Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•“Single Life” or “Joint Life” (your life and the lifetime of your eligible spouse)
•For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected
•Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	•You may terminate this rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary prior to age 80 or (b) 10 years after the rider effective date.
•A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus
•If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•Year 1 — 7.00% of premium payments
•Year 2 — 6.00% of premium payments
•Year 3 — 5.00% of premium payments

Investment Restrictions	•You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

Appendix F – GMWB 2-SL/JL    152

EXAMPLES
These examples have been provided to assist you in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    The owner’s actions determine the benefits received.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
•the client is age 62 and the client’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit bases prior to partial surrender = $100,000.
•the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•Investment Back (7%) withdrawal benefit payment = $7,000.
•“Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.
•“Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.
Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:
•no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
•the client makes a premium payment of $50,000.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.
Appendix F – GMWB 2-SL/JL    153

•For Life:
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
•the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.
Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the withdrawal benefit base remains the same ($100,000);
•the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).
•For Life:
•the For Life withdrawal benefit base remains the same ($100,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($107,000);
•the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).
•For Life:
•the For Life withdrawal benefit base remains the same ($107,000);
•the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.
Appendix F – GMWB 2-SL/JL    154

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($107,000);
•the Investment Back remaining withdrawal benefit base remains the same ($102,500); and
•the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).
•For Life:
•the For Life withdrawal benefit base remains the same ($107,000);
•the For Life remaining withdrawal benefit base remains the same ($102,500); and
•the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).
Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
•the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.
•the initial premium payment is $100,000
•the withdrawal benefit bases prior to partial surrender = $100,000
•the remaining withdrawal benefit bases prior to partial surrender = $100,000
•Investment Back (7%) withdrawal benefit payment = $7,000
•“Single Life” For Life (5%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
Appendix F – GMWB 2-SL/JL    155

•excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
Appendix F – GMWB 2-SL/JL    156

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
Appendix F – GMWB 2-SL/JL    157

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Appendix F – GMWB 2-SL/JL    158

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.
Appendix F – GMWB 2-SL/JL    159

APPENDIX G — GMWB 2-SL (NO LONGER AVAILABLE FOR SALE)
GMWB 2-SL Rider – Investment Protector Plus 2
Appendix G is only applicable to Contract owners who purchased the GMWB 2-SL rider while it was available for sale. The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your state).
For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary unless you decline the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 Contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
If we increase the rider charge, you will be notified in advance. When there is a rider charge increase, you have the following options before the effective date of the change:
•Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each Contract anniversary; or
•Decline the increased rider charge by sending us notice that you are opting out of the Step-Up feature of this rider and electing to remain at your current rider charge. Once you opt out of the Step-Up feature, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
We use certain defined terms in our description of the riders. For your convenience, we have included definitions of those terms in the GMWB Terms in this appendix.
GMWB Overview
Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.
The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.
For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option (based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50% depending on the age at first withdrawal.
Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.
Appendix G – GMWB 2-SL    160

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.
This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.
Maximum annual rider charge. This rider has a maximum annual rider charge (1.00% of the Investment Back withdrawal benefit base).
Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circumstances.
Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 7. CHARGES). However, any withdrawals may have an impact on the value of your rider’s benefits.
Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDICES A and C). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB Terms
We use the following definitions to describe the features of a GMWB rider:
•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
•GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
•GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
•Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.
Appendix G – GMWB 2-SL    161

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX A. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial professional to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.
Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
•the rider effective date and
•each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:
1. is the result of (a + b + c - d), where:
a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);
b = additional premiums since the previous Contract anniversary (dollar-for-dollar);
c = any GMWB Bonus credited since the previous Contract anniversary;
d = any excess withdrawals taken since the previous Contract anniversary*.
2. is the accumulated value on the Contract anniversary.
* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals in this appendix for information about the negative effect of excess withdrawals.
Appendix G – GMWB 2-SL    162

Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
•the rider effective date,
•when a premium payment is made,
•when any applicable GMWB Bonus is credited, and
•when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
•increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;
•decreased dollar-for-dollar for each withdrawal benefit payment taken; and
•decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.
Withdrawal Benefit Payments
The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.
For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.
Under this rider, For Life withdrawal benefit payments are “Single Life”. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life is the
a.    owner if there is only one owner;
b.    annuitant if the owner is not a natural person;
c.    youngest joint owner if there are joint owners; or
d.    youngest annuitant if there are joint annuitants and the owner is not a natural person.
“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.
Calculating the For Life Withdrawal Benefit Payment
The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.
The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Appendix G – GMWB 2-SL    163

Covered Life Change
Any ownership change (annuitant change if the owner is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner due to a spousal continuation of the rider.
Effect of Withdrawals
The rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
To help you better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 73.

Appendix G – GMWB 2-SL    164

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•your Contract may not have the Enhanced Death Benefit Rider;
•the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•you have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
GMWB Bonus
Under the GMWB Bonus, on each of the first three Contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the rider effective date	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of
•The third Contract anniversary following the rider effective date; or
•The date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your Contract accumulated value.
Appendix G – GMWB 2-SL    165

GMWB Step-Up
The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge.
We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a Contract anniversary and your Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that Contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a Contract anniversary is less than a withdrawal benefit base.
If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future GMWB Step-Ups.
The GMWB Step-Up operates as follows.
On each Contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you satisfy all of the following requirements:
1.    the Contract anniversary occurs before the later of
a.    the Contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
b.    ten years after the rider effective date;
2.    you have not declined any increases in the rider charge; and
3.    you have not fully annuitized the Contract.
Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you did not previously opt out of the GMWB Step-Up feature. If your spouse elects the special GMWB Step-Up, we will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider and your surviving spouse will be charged the then current rider charge. If your surviving spouse continues your Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1.    Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2.    GMWB rider payment options:
•You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL Upon Death.
•You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
Appendix G – GMWB 2-SL    166

•the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Effect of the Contract Accumulated Value Reaching Zero under the Rider
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:
•If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Upon Death.
•If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described below.
GMWB 2-SL Upon Death
When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

Appendix G – GMWB 2-SL    167

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or
b. elect one of the following:
•  receive the death benefit under the Contract*;
•  receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit for an explanation of the Contract’s standard death benefit and payment options available for the Contract’s death benefit.
**    We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.
Appendix G – GMWB 2-SL    168

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*     Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider above for more details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*
The beneficiary(ies) receive the death benefit under the Contract

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Appendix G – GMWB 2-SL    169

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time, we will terminate this rider upon the earliest to occur of
•the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•the date you fully annuitize, fully surrender or otherwise terminate the Contract.
•the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
•the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation of the GMWB 2-SL Rider.
•the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Spousal Continuation of the GMWB 2-SL Rider
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1.    the Contract accumulated value is greater than zero;
2.    the Contract and this rider have not been previously continued; and
3.    your Spouse is either
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals in this appendix.

Appendix G – GMWB 2-SL    170

If…	And…	Then…
You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Appendix G – GMWB 2-SL    171

GMWB 2- SL Rider Summary

Name of Rider	GMWB 2 – SL (Single Life)
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge
GMWB 2 - SL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•Maximum annual charge is 1.00%.
•Current annual charge if you opt out of future GMWB Step-Ups after the Contract's 2010 anniversary is 0.75%.
•Current annual charge is you do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits
•    Investment Back — 7% of the Investment Back withdrawal benefit base.
•    For Life — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments
•    Single Life only
•    Available the Contract anniversary following the date the oldest owner turns 59½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•    Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
•    There are no restrictions on Step-Ups of the remaining withdrawal benefit base after reducing to zero.

GMWB Bonus
•    If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary as shown below.
•    Year 1 — 7.00% of premium payments
•    Year 2 — 6.00% of premium payments
•    Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation
•    At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.
•    Only the Investment Back withdrawal option continues; the For Life withdrawal option terminates.

Appendix G – GMWB 2-SL    172

EXAMPLES
These examples have been provided to assist you in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-3)
The examples without excess withdrawals assume the following:
•the client is age 62 and the client’s spouse is age 60 on the rider effective date.
•initial premium payment = $100,000.
•the withdrawal benefit bases prior to partial surrender = $100,000.
•the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•Investment Back (7%) withdrawal benefit payment = $7,000.
•For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.
Example 1
In contract year one, no withdrawals are taken.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
•the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
•the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.
Example 2
In contract year one:
•no withdrawals are taken.
•the client makes a premium payment of $50,000.
On the first Contract anniversary:
•a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.
•there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
•the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
•the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Appendix G – GMWB 2-SL    173

Example 3
In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000
Examples With Excess Withdrawals (Examples 4-5)
The excess withdrawal examples assume the following:
•the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the For Life withdrawal benefit payment percentage at 5%.
•the initial premium payment is $100,000
•the withdrawal benefit bases prior to partial surrender = $100,000
•the remaining withdrawal benefit bases prior to partial surrender = $100,000
•Investment Back (7%) withdrawal benefit payment = $7,000
•For Life (5%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Appendix G – GMWB 2-SL    174

Example 4
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Appendix G – GMWB 2-SL    175

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.
*The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*    The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Appendix G – GMWB 2-SL    176

Example 5
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Appendix G – GMWB 2-SL    177

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is a plus b where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix G – GMWB 2-SL    178

APPENDIX H — GMWB 1 (NO LONGER AVAILABLE FOR SALE)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix H is only applicable to Contract owners who purchased the GMWB 1 rider while it was available. The GMWB 1 Rider was available from March 1, 2005 until January 3, 2010.
For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your Contract anniversary, the fee for that calendar quarter will vary from the other quarters.
We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you elect a GMWB Step-Up, you will be charged the then current rider charge.
At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.
The rider charge is intended to reimburse us for the cost of the protection provided by this rider.
Eligibility requirements for the GMWB 1 Rider are that the oldest owner (or oldest annuitant if the owner is not a natural person) must be younger than age 81.
Rider Restrictions/Limitations
Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.
This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 7. CHARGES). However, any withdrawals may have an impact on the value of your rider’s benefits.
Appendix H - GMWB 1    179

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see APPENDIX A). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.
GMWB 1 Terms
We use the following definitions to describe the features of this rider:

•Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
•GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
•GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
•Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
•Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
•Rider effective date — the date the rider is issued.
•Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your Contract’s accumulated value.
•Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
•Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.
The GMWB investment options are shown in APPENDIX A. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial professional to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.
Withdrawal Options
For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner (or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.
Appendix H - GMWB 1    180

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.
Withdrawal Benefit Base
Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
•the rider effective date; and
•each Contract anniversary.
The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.
On each Contract anniversary, the withdrawal benefit base for each withdrawal option is
•increased dollar-for-dollar by any additional premium payments made since the previous Contract anniversary and any GMWB Bonus credited since the previous Contract anniversary; and
•decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals in this appendix, for information about the negative effect that excess withdrawals have on the riders.
Withdrawal Benefit Payments
The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.
Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
•the rider effective date;
•when a premium payment is made;
•when any applicable GMWB Bonus is credited; and
•when a withdrawal is taken.
The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.
After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
•increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;
•decreased dollar-for-dollar for each withdrawal benefit payment taken; and
•decreased to reflect any excess withdrawals taken since the previous Contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals in this appendix for information about the negative effect that excess withdrawals have on the riders.
Effect of Withdrawals
This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.
If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.
Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.
If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.
Appendix H - GMWB 1    181

To help you better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.
Excess Withdrawals
Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.
Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.
Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.
Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
•the excess withdrawal, or
•the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.
NOTE:    All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.
NOTE:    For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
Required Minimum Distribution (RMD) Program for GMWB Riders
Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 73.
If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.
RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:
•your Contract may not have the Enhanced Death Benefit Rider;
•the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and
•you have elected scheduled withdrawal payments.
NOTE:    Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess
Appendix H - GMWB 1    182

withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the RMD Program for GMWB Riders on your next Contract anniversary.
We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.
For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.
You may obtain more information regarding our RMD Program for GMWB Riders by contacting your financial professional or by calling us at 1-800-852-4450.
GMWB Bonus
On each of the first five Contract anniversaries following the rider effective date, we will credit a bonus of 5% of premium payments as of the Contract anniversary (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided that you have not taken any withdrawals since the rider effective date.
The GMWB Bonus is no longer available after the earlier of
•the fifth Contract anniversary following the rider effective date; or
•the date you take a withdrawal following the rider effective date.
NOTE:    The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.
GMWB Step-Up
Beginning with the fifth Contract anniversary after the rider effective date, if your Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your Contract accumulated value on the most recent Contract anniversary.
To elect the GMWB Step-Up, you must notify us within 30 days after your fifth Contract anniversary following the rider effective date. If you do not elect to Step-Up at that time, you are eligible to take a GMWB Step-up election within the 30-day period following any subsequent Contract anniversary, based on the Contract accumulated value on that Contract anniversary. Once a GMWB Step-Up has occurred, you must wait five contract years to elect another Step-Up.
By electing a GMWB Step-Up, you agree to accept the then current rider charge. If you do not elect a GMWB Step-Up, the charge for this rider will not change. By electing a GMWB Step-Up you agree to select from the then current GMWB investment options.
If your surviving spouse continues your Contract with this rider attached (see Spousal Continuation of the GMWB 1 Rider), your surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special GMWB Step-Up and then current rider charge will be applied on the next Contract anniversary and a new five-year Step-Up period will begin. If your surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.
If your rider has an effective date on or after June 15, 2008, it will provide that if your Investment Back remaining withdrawal benefit base reduces to zero, your rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you make subsequent premium payments.
Appendix H - GMWB 1    183

Effect of the Contract Accumulated Value Reaching Zero Under the Rider
In the event that the Contract accumulated value reduces to zero, you must elect either
•the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or
•the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.
We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:
•If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.
If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.
•If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (annuitant’s death if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.
NOTE:    In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.
We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.
Effect of Reaching the Maximum Annuitization Date Under the Rider
On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.
1. Contract payment options:
•Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
•Payment of the Contract accumulated value as a single payment.
2. GMWB payment options:
•You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 1 Upon Death.
•You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
•the date the For Life remaining withdrawal benefit base is zero; or
•the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 1 Upon Death.
The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.
We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option:
•for Contracts with one annuitant – Life Income with payments guaranteed for a period of 10 years.
•for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.
Appendix H - GMWB 1    184

GMWB 1 Upon Death
When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary
The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
•    receive the death benefit under the Contract*;
•    receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the Contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse
Your surviving owner must elect one of the following

a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse
Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or
b. elect one of the following:
• receive the death benefit under the Contract*;
• receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the Contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*    Please see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit for an explanation of the Contract’s standard death benefit and payment options available for the Contract’s death benefit.
**    We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.
Appendix H - GMWB 1    185

If...	And...	Then...
The annuitant dies	The owner is not a natural person
The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*
We will continue payments to the surviving joint owner according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue payments to the beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.

*    Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider above for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

Appendix H - GMWB 1    186

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*	The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the GMWB 1 Rider
If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1.    the Contract accumulated value is greater than zero;
2.    the Contract and this rider have not been previously continued; and
3.    your spouse is either
a.    your primary beneficiary, if you were the sole owner; or
b.    the surviving joint owner, if there were joint owners.
If your spouse elects to continue the Contract with this rider, your spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.
NOTE:    Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.
Effect of Divorce on the Rider
The following table illustrates divorce situations and the resulting outcomes.

If…	And…	Then…
You are the sole owner of the contract	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
You will retain all rights and benefits of the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

You are the sole owner of the contract	You direct us to change ownership of the Contract to your former spouse to satisfy a court order	The GMWB rider will terminate. Your former spouse will become the new owner of the Contract and will retain all rights and benefits of the Contract.
Appendix H - GMWB 1    187

If…	And…	Then…
Contract is jointly owned	You direct us to take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse
Any portion of such withdrawal that exceeds the available withdrawal benefit payment will be deemed an excess withdrawal.
If you direct us to remove one of the joint owners, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Contract is jointly owned	You direct us to remove one of the joint owners to satisfy a court order
The spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the rider while the former spouse will no longer have any such rights or be entitled to any benefits under the rider.
Note: If the excess withdrawal causes both the For Life withdrawal benefit base and Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary unless you make additional premium payments or a GMWB Step-Up is applied. For further information, see Excess Withdrawals.

Termination and Reinstatement of the Rider
You may not terminate this rider prior to the 5th Contract anniversary following the rider effective date.
At any point in time we will terminate this rider upon the earliest to occur of
•the date you send us notice to terminate the rider (after the 5th Contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
•the date you fully annuitize, fully surrender or otherwise terminate the Contract.
•the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
•the date the Contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described above in Spousal Continuation of the GMWB 1 Rider.
•the date your surviving spouse elects to continue the Contract without this rider.
If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.
If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.
Appendix H - GMWB 1    188

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider	GMWB 1
Marketing Name	Investment Protector Plus Rider
Rider Issue Age	0 – 80
Rider Charge
•Current annual charge is 0.80% of the Investment Back remaining withdrawal benefit base for rider applications signed on or after February 16, 2009.
•Current annual charge is 0.60% of the Investment Back remaining withdrawal benefit base for rider applications signed before February 16, 2009.
•Maximum annual charge is 0.85% of the Investment Back remaining withdrawal benefit base.

Guaranteed Minimum Withdrawal Benefits	•Investment Back •For Life
Annual Withdrawal Limits	•Investment Back — 7% of the Investment Back withdrawal benefit base. •For Life — 5% of the For Life withdrawal benefit base
For Life Withdrawal Benefit Payments
•Single Life only
•Available the Contract anniversary following the date the oldest owner turns 59 ½ — all withdrawals prior to that Contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	•You may terminate this Rider any time after the 5th Contract anniversary following the rider effective date
GMWB Step-Up
•Optional GMWB Step-Up that you may elect beginning with the 5th Contract anniversary. Once you have elected a GMWB Step-Up, you must wait at least 5 contract years to elect another GMWB Step-Up.
•Rider effective dates on or after June 15, 2008: the remaining withdrawal benefit bases are not eligible for Step-Ups after the Investment Back remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	•If no withdrawals are taken, a GMWB Bonus of 5% is applied to the benefit bases each year on the Contract anniversary for the first 5 years.
Investment Restrictions	•You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.

EXAMPLES
These examples have been provided to assist you in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.
NOTE:    For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.
Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
•    the client is age 62.
•    initial premium payment = $100,000.
•    the withdrawal benefit bases prior to partial surrender = $100,000.
•    the remaining withdrawal benefit bases prior to partial surrender = $100,000.
•    Investment Back (7%) withdrawal benefit payment = $7,000.
•    For Life (5%) withdrawal benefit payment = $5,000.
Example 1
In contract year one, no withdrawals are taken.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
Appendix H - GMWB 1    189

•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
Example 2
In contract year one:
•no withdrawals are taken.
•the client makes a premium payment of $50,000.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 = $7,500.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
•the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
•the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
•the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.
Example 3
In contract year one, the client takes a withdrawal of $5,000.
On the first Contract anniversary:
•Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($100,000);
•the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).
•For Life:
•the For Life withdrawal benefit base remains the same ($100,000);
•the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and
•the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 = $5,000).
Example 4
In contract year one, no withdrawals are taken.
On the first Contract anniversary:
•a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
Appendix H - GMWB 1    190

•the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
•For Life:
•the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;
•the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
•the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.
In contract year two, the client takes a withdrawal of $5,000.
On the second Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and
•the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).
In contract year three, no withdrawals are taken.
On the third Contract anniversary:
•Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
•there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary following the rider effective date.
•Investment Back:
•the Investment Back withdrawal benefit base remains the same ($105,000);
•the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
•the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).
•For Life:
•the For Life withdrawal benefit base remains the same ($105,000);
•the For Life remaining withdrawal benefit base remains the same ($100,000); and
•the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).
Appendix H - GMWB 1    191

Example 5
In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000
Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
•the client is age 62
•the initial premium payment is $100,000
•the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000
•the remaining withdrawal benefit bases prior to withdrawal = $100,000
•Investment Back (7%) withdrawal benefit payment = $7,000
•For Life (5%) withdrawal benefit payment = $5,000
•Withdrawal taken = $8,000
•excess amount under the Investment Back withdrawal option is $1,000; and
•excess amount under the For Life withdrawal option is $3,000
Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.
Appendix H - GMWB 1    192

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.
*    The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.
*    The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52
*    The amount of the adjustment is a plus b where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
Appendix H - GMWB 1    193

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.
*    The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.
For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.
Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.
Withdrawal Benefit Base Calculation
On the Contract anniversary following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.
Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and
3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)
Appendix H - GMWB 1    194

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.
*    The amount of the adjustment for excess withdrawal is the greater of a or b where:
a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:
1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and
3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.
Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is (a plus b) where:
a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $1,000 (the amount of the excess withdrawal); and
2 = $902.91 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);
y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and
z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).
For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.
*    The amount of the adjustment is (a plus b) where:
a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:
1 = $3,000 (the amount of the excess withdrawal); and
2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:
x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);
y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and
z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).
Appendix H - GMWB 1    195

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.
Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.
For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix H - GMWB 1    196

APPENDIX I - ENHANCED DEATH BENEFIT RIDER (NO LONGER AVAILABLE FOR SALE)
For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.
The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.
The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death (annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.
The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.
The Enhanced Death Benefit Rider provides you with the greater of the enhanced death benefit (described below) or the standard death benefit (see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit).
Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary following the oldest owner’s 75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or c, where:
a = 1 minus 2 where:
1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and
2 = an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.
b = (1 plus 2) minus 3 where:
1 = the highest accumulated value on any Contract anniversary since the rider effective date;
2 = any premium payments received since that Contract anniversary; and
3 = an adjustment for each partial surrender and each partial annuitization made since that Contract anniversary.
c = the standard death benefit (see 10. BENEFITS AVAILABLE UNDER THE CONTRACT – Death Benefit)
After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:
d = (1 plus 2) minus 3 where:
1 = the value from item a above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
e = (1 plus 2) minus 3 where:
1 = the value from item b above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
f = the standard death benefit.
The adjustment for each partial surrender or partial annuitization is (1 divided by 2) multiplied by 3, where:
1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;
2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and
3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.
NOTE:    For Contracts issued in New York and Washington — under this rider, if the original owner dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.
Appendix I - Enhanced Death Benefit Rider    197

When available, this rider can only be elected at the time the Contract is issued. You may terminate this rider at any time. Once this rider is terminated, it cannot be reinstated.
This rider terminates on the earliest of the following:
1. the date the Contract owner is changed; or
2. the death of the owner; or
3. the date the Contract terminates; or
4. after the Lock-In Date, the date the death benefit described in the Contract equals the enhanced death benefit under this rider; or
5. the date We receive your request to cancel it in our office.
EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT
For all examples, assume
Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner's age on issue date is 69 years
CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY (01/01/ 2009) (prior to the lock-in date)
Assume the following:
Accumulated value (AV) = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73
The enhanced death benefit is the greatest of a, b, and c below.
a.    $121,550.63 = [$100,000 x (1.05)4] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)
b.    $105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)
c.    Standard death benefit = $105,000 where the standard death benefit is the greater of
i.$105,000 = AV
ii.    $100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization taken since the Contract issue date)
The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.
Appendix I - Enhanced Death Benefit Rider    198

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a. $171,550.63 = $121,550.63 + $50,000 - $0

b. $155,000 = $105,000 + $50,000 - $0

c. Standard death benefit = $156,000 where the standard death benefit is the greater of

i.     $156,000 = AV

ii.     $150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY (01/01/2010) (and prior to the lock-in date)

Assume the following:

AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 74

The enhanced death benefit is the greatest of a, b, and c below.

a. $180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0

b. $159,000 = $159,000 + $0 - $0

c. Standard death benefit = $159,000 where the standard death benefit is the greater of

    i. $159,000 = AV

    ii. $150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

Appendix I - Enhanced Death Benefit Rider    199

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)

Assume the following:

AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of owner = 74

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a. $172,664.93 = $180,128.16 x [1.05 x (180/365)] + $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 - $11,904.74

b. $148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50

c. Standard death benefit = $145,000 where the standard death benefit is the greater of

i.$145,000 = AV

ii.   $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] = $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY (01/01/ 2012)(and lock-in date)

Assume the following:

AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of owner = 75

The enhanced death benefit is the greatest of a, b, and c below.

a. $177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0

b. $150,000 = $150,000 + $0 - $0

c. Standard death benefit = $150,000 where the standard death benefit is the greater of

i.$150,000 = AV

iii. $140,325.00 = $140,325.00 + $0 - $0

The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.
Appendix I - Enhanced Death Benefit Rider    200

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2012 - AFTER THE SIXTH CONTRACT ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN

Assume the following:

AV before premium payment made = $150,000
06/30/2012 premium payment = $5,000
AV after premium payment made = $155,000

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a.     $182,040.60 = $177,040.60 + $5,000 - $0

b.     $155,000 = $150,000 + $5,000 - $0

c.     Standard death benefit = $155,000 where the standard death benefit is the greater of
        i.     $155,000 = AV (after premium payment made)

        ii.     $145,325 = $140,325 + $5,000 - $0

The enhanced death benefit is $182,040.60

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY (01/ 01/2012) and AFTER LOCK-IN

Assume the following:

AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of owner = 76

Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.

a.    $182,040.60 = $182,040.60 + $0 - $0

b.    $155,000 = $155,000 + $0 - $0

c.    Standard death benefit = $160,000 where the standard death benefit is the greatest

    i. $160,000 = AV on seventh Contract anniversary

ii. $145,325 = $145,325 + $0 - $0

iii. $160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]

Appendix I - Enhanced Death Benefit Rider    201

The enhanced death benefit is $182,040.60.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-IN

Assume the following:

AV ON 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000

The enhanced death benefit after the surrender is the greatest of a, b, and c below.

a. $177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67

b. $150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50

c. Standard death benefit = $185,000 where the standard death benefit is the greatest of

        i. $185,000 = AV

        ii. $141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05

        iii. $155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00

The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER LOCK-IN

Assume the following:

AV prior to partial surrender = $110,000
Partial surrender - $10,000
AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.     $161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29

b.     $137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95

c. Standard death benefit = $141,630.51 where the standard death benefit is the greatest of
i.$100,000 = accumulated value
ii.$128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 - $12,862.62
iii.$141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49
The enhanced death benefit is $161,140.64.
Appendix I - Enhanced Death Benefit Rider    202

PART B

PRINCIPAL LIFE INSURANCE COMPANY
(Name of Insurance Company )

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
(Exact Name of Registered Separate Account )

PRINCIPAL® INVESTMENT PLUS VARIABLE ANNUITY
( APPLICATIONS SIGNED BEFORE AUGUST 1, 2013)

Statement of Additional Information

dated May 1, 2026

This Statement of Additional Information provides information about the Principal® Investment Plus Variable Annuity (Applications signed before August 1, 2013) (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2026.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal ® Investment Plus Variable Annuity
(Applications signed before August 1, 2013)
The Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF PERFORMANCE DATA	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	17
FINANCIAL STATEMENTS	21

2

GENERAL INFORMATION AND HISTORY
Principal Life Insurance Company (the “Company”) is the issuer of the Principal® Investment Plus Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, serves as the independent registered public accounting firm for Principal Life Insurance Company and Principal Life Insurance Company Separate Account B. The audited financial statements incorporated in this Statement of Additional Information have been included in reliance upon the report of Ernst & Young LLP, given on the authority as an expert in accounting and auditing. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309.
PRINCIPAL UNDERWRITER
The principal underwriter of the Contract is Principal Securities, Inc. ("PSI") which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of PSI is the Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. PSI was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by PSI and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.
The Contract’s offering to the public was continuous. As the principal underwriter, PSI is paid for the distribution of the Contract. For the last three fiscal years PSI has received and retained the following commissions:

2025 received/retained	2024 received/retained	2023 received/retained
$9,285,614/$0	$12,871,273/$0	$13,245,559/$0

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TAXATION UNDER CERTAIN RETIREMENT PLANS
INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.
Such individuals may establish a traditional IRA for a non-working spouse (if they file a joint return). The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

Traditional IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2024	$7,000	$14,000
2025	$7,000	$14,000
For succeeding years, limits are indexed for cost of living.
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2024 and 2025. These additional catch-up contributions can be applied for Spousal IRA purposes.
Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are generally fully tax deductible regardless of income. However, if your or your spouse is an active participant in a qualified retirement plan, the ability to deduct IRA contributions depends upon his/her income level and tax filing status.
Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions may qualify for an exception to the 10% pre-age 59½ premature distribution penalty, including distributions: due to death; due to disability; if the distribution is paid as part of a series of substantially equal periodic payments (SEPPs) made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's designated Beneficiary; to pay deductible medical expenses; for unemployed health insurance premiums; for first-time home purchases (up to $10,000); for higher education expenses; made on account of certain levies on income and payments; qualified reservist distributions; for qualified birth or adoption (up to $5,000); due to terminal illness; and for disaster relief (up to $22,000).
Required Distributions. Generally, you must commence taking required minimum distributions (“RMDs”) from an IRA Contract not later than your “Required Beginning Date.” The Required Beginning Date for your first RMD for IRAs (including SEPs and SIMPLE IRAs) is April 1st of the year following the calendar year in which you reach
• 70½ if you attained 70½ by December 31st, 2019
• 72 if you attained 72 by December 31st, 2022
• 73 if you attain age 72 on/after January 1st, 2023
• 75 if you attain age 74 after December 31st, 2032
Upon the death of the Owner the required minimum distribution options available to the beneficiary will depend upon the beneficiary’s status at the time of death.
Eligible Designated Beneficiary: An “eligible designated beneficiary” may direct that payment of his/her benefits be made or started no later than December 31 of the year following the year of Owner’s death with annual distributions of at least the required minimum distribution. An eligible designated beneficiary is any designated beneficiary who is
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(1) the Owner’s spouse, (2) no more than ten (10) years younger than the Owner, (3) the Owner’s minor child who has not reached majority (age 21), (4) disabled, or (5) chronically ill. If the surviving spouse is the eligible designated beneficiary on the IRA Contract, the surviving spouse may have additional distribution options. An eligible designated beneficiary who is the Owner’s minor child ceases to retain the status of eligible designated beneficiary upon reaching the age of majority. Upon reaching majority the entire remaining balance of the Contract must be distributed by December 31 of the year in which occurs the tenth anniversary of the minor attaining majority.
Non-eligible Designated Beneficiary: A non-eligible designated beneficiary must distribute the entire balance of the IRA Contract by December 31 of the year in which occurs the tenth anniversary of the Owner’s death. If the Owner had reached his or her Required Beginning Date prior to death, the beneficiary must continue taking distributions during the 10-year period at least as rapidly as under the method in effect at the date of death, and then any remaining balance must be distributed by December 31 of the year in which occurs the tenth anniversary of the Owner’s death.
No individual designated as beneficiary: If the Owner had not reached his or her Required Beginning Date prior to death and there is no designated beneficiary or Owner’s beneficiary is not an individual (for example, the beneficiary is the Owner’s estate), the entire balance of the IRA Contract must be paid by December 31 of the year in which occurs the fifth anniversary of Owner’s death. If Owner had attained his or her Required Beginning Date prior to death, and there is no designated beneficiary or Owner’s beneficiary is not an individual, distributions must continue at least as rapidly as under the method in effect at the date of death.
An IRS penalty tax of up to 25% may be imposed on the amount by which the required minimum distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the indirect rollover of assets is completed within 60 days after the distribution from the qualified plan is received by the plan participant. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions and the 60-day rollover rules. In addition, not more frequently than once every twelve months, an individual may execute one tax-free indirect rollover from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees or to Roth IRA conversions.
SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of employee compensation or $70,000 for 2025.
Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.
These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.
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No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2024	$23,000	$7,500
2025	$23,500	$7,500
Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $11,250 in place of the $7,500 catch-up contribution, if your plan allows.
Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for traditional IRAs.
Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for traditional IRAs.
Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for traditional IRAs, subject to the same conditions and limitations.
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.
These elective deferrals cannot exceed the amounts shown in the chart below.
In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions” in an amount equal to $3,500 for 2024 and 2025. Those between the ages of 60 and 63 will be eligible for a “super” catch-up of up to $5,250 in place of the $3,500 catch-up contribution, if your plan allows.
Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $16,500 limit in 2025) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, if in 2025, an individual under age 50 defers the maximum of $16,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer, they would be limited to an elective deferral of $7,000 ($23,500 - $16,500) to the 401(k) plan for 2025.
The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation (subject to certain exceptions) or fixed nonelective contributions of 2% of compensation of all eligible employees.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2025	$16,000	$3,500	$23,000
2026	$16,500	$3,500	$23,500
Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for traditional IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.
Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for traditional IRAs.
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Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs to other types of IRAs and certain qualified plans are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are permitted after two years of participation in the SIMPLE IRA.
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2025	$7,000	$1,000
2026	$7,000	$1,000
Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2024 and 2025.
For succeeding years, individual Roth IRA contributions and catch-up contribution limits are indexed for cost-of-living.
For 2024, modified adjust gross income must be under $146,000 for single filers or under $230,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $146,000 or more and for joint filers with adjusted gross income $230,000 or more.
For 2025, modified adjusted gross income must be under $150,000 for single filers or under $236,000 for joint filers to make the full Roth IRA contribution of $7,000 ($8,000 if you are 50 or over). The maximum contribution is phased out for single taxpayers with adjusted gross income of $150,000 or more and for joint filers with adjusted gross income of $230,000 or more.
A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple is separated and have been living apart for the entire year. Only a partial contribution is allowed if your Modified Adjusted Gross Income is less than $10,000.
Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution amount.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59½, dies, becomes disabled, or uses the funds for first-time home purchase at the time of distribution. The five-year period for owner contributions begins January 1 of the year the first contribution is made to any Roth IRA. The five-year period for converted amounts begins from January 1 of the year of the conversion for the purposes of the 10% penalty tax.
Required Distributions. Roth IRAs are not subject to lifetime minimum required distributions. Roth IRAs are subject to the same post-death minimum required distribution rules described above for IRAs.
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FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company Separate Account B and Principal Life Insurance Company are incorporated by reference to the submission for type N-VPFS filed by Principal Life Insurance Company Separate Account B with the Securities and Exchange Commission on April 29, 2026.
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PART C
OTHER INFORMATION
Item 27. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)

(b)	Custodian Agreements - N/A

(c)	Underwriting Contracts
	(1)	Distribution Agreement dated 08/04/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000212)
	(2)	Selling Agreement (filed with the Commission on 06/07/2004 Accession No. 0000870786-04-000093)

(d)	Contracts
	(1)	Form of Variable Annuity Contract (filed with the Commission on 06/07/2004 Accession No. 0000870786-06-000093)
	(2)	Amendment to Enhanced Death Benefit Rider (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(3)	Amendment to Fixed Account Endorsement (filed 04/27/2006 Accession No, 0000009713-06-000038)
	(4)	Amendment to Fixed DCA Account Endorsement (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(5)	Amendment to GMWB Rider (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(6)	Amendment to Contract Data Page (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(7)	Amendment to Partial Annuitization Endorsement (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(8)	Amendment to Premium Payment Credit Rider (filed 04/27/2006 Accession No. 0000009713-06-000038)
	(9)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed 05/01/2008 Accession No. 0000950137-08-006515)
	(10)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed 05/01/2008 Accession No. 0000950137-08-006515)

(e)	Applications
	(1)	Form of Variable Annuity Application (filed 06/07/2004 Accession No. 0000870786-04-000093)

(f)	Depositor's Certificate of Incorporation and By-laws
	(1)	Articles of Incorporation of the Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)
	(2)	Bylaws of Depositor (filed with the Commission on 07/02/2014 Accession No. 0000009713-14-000078)

(g)	Reinsurance Contracts
The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements

1. AllianceBernstein
	(a)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
	(b)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 1 dated 01/01/2008 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(c)	AllianceBernstein Investment, Inc. Participation Agreement Amendment No. 2 dated 05/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(d)	AllianceBernstein Investment Research and Management, Inc. Master Administrative Services Agreement Letter dated 12/15/2004 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
	(e)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

2. American Funds
(a)	American Funds Distributors, Inc. Participation and Service Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	American Funds Distributors, Inc. Business Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	American Funds Service Company Rule 22c-2 Agreement dated 05/19/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	American Funds Form of First Amendment To Fund Participation and Service Agreement (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)

3. BlackRock
(a)	BlackRock Variable Series Funds, Inc. Participation Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(b)	BlackRock Advisors, LLC Administrative Services Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(c)	BlackRock Variable Series Funds, Inc. Distribution Sub-Agreement dated 05/19/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

4. BNY Mellon (formerly Dreyfus Investment Portfolios)
(a)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Dreyfus Services Corporation Participation Agreement Amendment No. 2 dated 04/15/11 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Dreyfus Services Corporation Participation Agreement Amendment No. 3 dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(e)	Dreyfus Services Corporation Administrative Services Agreement Amendment No. 2 and Joinder dated 04/25/12 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(f)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008 Accession No. 0000950137-08-006515)
(g)	Dreyfus Service Corporation 12b-1 Letter Agreement for Service Class Shares dated 03/26/2002 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(h)	Dreyfus Service Corporation 12b-1 Letter Agreement Amendment No. 2 and Joinder dated 04/25/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(i)	Dreyfus Service Corporation 22c-2 Supplement Agreement dated 04/16/2007 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

5. Columbia
(a)	Columbia Funds Variable Series Trust II Participation Agreement dated 04/28/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(b)	Columbia Management Investment Distributors, Inc. Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

6. Delaware Distributors
(a)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(b)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 1 dated 12/30/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 2 dated 04/04/2014 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Delaware VIP Trust & Delaware Distribution, L. P. Participation Agreement Amendment No. 3 dated 07/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(e)	Delaware Distributions, L.P. Administrative Services Agreement dated 04/26/2010 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

7. DWS
(a)	DWS Scudder Distributors, Inc. Participation Agreement dated 12/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	DWS Investments Distributors, Inc. Amendment No. 1 to Participation Agreement dated 01/05/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	DWS Investments Distributors, Inc. Amendment No. 2 to Participation Agreement dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	DWS Investments Distributors, Inc. Amendment No. 3 and Joinder to Participation Agreement dated 12/18/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	DWS Investments Distributors, Inc. Amendment No. 4 to Participation Agreement dated 04/10/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

8. Fidelity
(a)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Distribution Agreement with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(c)	Service Agreement dated 03/26/2002 with Fidelity Variable Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(d)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)

9. Franklin Templeton
(a)	Franklin Templeton Distributors, Inc. Amended and Restated Participation Agreement dated 11/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	Franklin Templeton Distributors, Inc. Amendment No. 1 to Amended and Restated Participation Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Franklin Templeton Distributors, Inc. Amendment No. 2 to Amended and Restated Participation Agreement dated 08/16/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)
Franklin Templeton Distributors, Inc. Addendum to the Amended and Restated Participation Agreement Addendum dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(e)	Franklin Templeton Distributors, Inc. Amendment No. 3 to Amended and Restated Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Franklin Templeton Distributors, Inc. Amendment No. 4 to Amended and Restated Participation Agreement dated 09/16/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Franklin Templeton Distributors, Inc. Amendment No. 5 to Amended and Restated Participation Agreement dated 05/01/2014 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Franklin Templeton Services, LLC Administrative Services Agreement dated 12/14/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Franklin Templeton Services, LLC Amendment No. 1 to Administrative Services Agreement dated 09/10/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Franklin Templeton Services, LLC Amendment No. 2 to Administrative Services Agreement dated 04/20/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Franklin Templeton Services, LLC Amendment No. 3 to Administrative Services Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(l)	Franklin Templeton Services, LLC Amendment No. 4 to Administrative Services Agreement dated 05/24/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(m)	Franklin Templeton Services, LLC Amendment 5 to Administrative Services Agreement dated May 1, 2014 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(n)	Franklin Templeton Services, LLC Amendment 6 to Administrative Services Agreement dated August 30, 2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)

(o)	Franklin Templeton Distributors, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(p)	Franklin Templeton Amendment to Shareholder Information Agreement (22c-2) dated April 2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)
(q)	Franklin Templeton Amendment to Participation Agreement Addendum dated March 31, 2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)

10. Goldman Sachs
(a)	Goldman Sachs Variable Insurance Trust Participation Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F1 on 05/01/2008 Accession No. 0000950137-08-006515)
(b)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 2 dated 04/07/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Goldman Sachs Variable Insurance Trust Participation Agreement Amendment No. 3 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Goldman Sachs & Co. Administrative Services Agreement dated 07/30/2004 (filed with the Commission for 333-116220 as Ex-99.8F2 on 05/01/2008 Accession No. 0000950137-08-006515)
(f)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 1 dated 06/20/2008 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Goldman Sachs & Co. Administrative Services Agreement Amendment No. 2 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Goldman Sachs & Co. Rule 22c-2 Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8F3 on 05/01/2008 Accession No. 0000950137-08-006515)
(i)	Goldman Sachs & Co. Rule 22c-2 Agreement Amendment No. 1 dated 10/26/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

11. Guggenheim
(a)	Guggenheim Variable Funds Trust and Rydex Variable Trust Participation Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(b)	Guggenheim Funds Distributors, LLC Variable Product Services Agreement for the Rydex Variable Trust dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(c)	Guggenheim Funds Distributors, LLC Services Agreement dated 05/01/2015 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)
(d)	Guggenheim Distributors, LLC FUND/SERV and Networking Agreement dated 10/28/2014 (filed with the Commission on 04/29/2016 Accession No. 0000009713-16-000210)

12. Invesco (formerly AIM Advisors, Inc.)
(a)
AIM Variable Insurance Funds, Inc. Participation Agreement dated 06/08/1999 as amended on 04/01/2001, 05/01/2002, 08/15/2002, 01/08/2003, 02/14/2003, 04/30, 2004, 04/29/2005 and 05/01/2006 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)

(b)	AIM Variable Insurance Funds, Inc. Amendment to Participation Agreement dated 04/30/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	AIM Variable Insurance Funds Tenth Amendment to Participation Agreement dated 04/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	AIM Variable Insurance Funds Eleventh Amendment & Joinder to Participation Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	AIM Distributors, Inc. Distribution Services Agreement dated 10/01/2002 (filed with the Commission for 333-116220 as Ex-99.8A2 on 05/01/2008 Accession No. 0000950137-08-006515)
(f)	AIM Investment Services, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission for 333-116220 as Ex-99.8A3 on 05/01/2008 Accession No. 0000950137-08-006515)
(g)	AIM Investment Services, Inc. First Amendment & Joinder to the Rule 22c-2 Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	AIM Advisors, Inc. Administrative Services Agreement dated 06/08/1999 (filed with the Commission for 333-116220 as Ex-99.8A4 on 05/01/2008 Accession No. 0000950137-08-006515)

(i)	AIM Advisors, Inc. Administrative Services Agreement Amendment 1 dated 04/30/2004 (filed with the Commission for 333-116220 as Ex-99.8A1 on 05/01/2008 Accession No. 0000950137-08-006515)
(j)	AIM Advisors, Inc. Administrative Services Agreement Second Amendment & Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

13. Lincoln
(a)	Participation Agreement with Lincoln Variable Insurance Products Trust dated April 26, 2021 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)
(b)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated May 1, 2023 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)
(c)	Amendment to Participation Agreement with Lincoln Variable Insurance Products Trust dated April 29, 2024 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)
(d)	Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 26, 2021 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)
(e)	Amendment to Distribution Services Agreement with Lincoln Financial Distributors, Inc. dated April 29, 2024 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)
(f)	Administrative Services Agreement with Lincoln Financial Investments Corporation dated May 1, 2023 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)
(g)	Amendment to Administrative Services Agreement with Lincoln Financial Investments Corporation dated April 29, 2024 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)

14. MFS
(a)	MFS Fund Distributors, Inc. Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	MFS Fund/Serv and Networking Agreement to Amended and Restated Participation Agreement dated 05/01/2013 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	MFS Fund Distributors, Inc. Amended & Restated Administrative Services Letter Agreement dated 04/01/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(d)	MFS Variable Insurance Trust Website Regulatory Document Agreement dated 03/06/2008 (filed with the Commission for 333-116220 as Ex-99.8J12 on 04/30/2010 Accession No. 0000898745-10-000129)
(e)	MFS Fund Distributors, Inc. Rule 22c-2 Shareholder Information Agreement dated 10/16/2007 (filed with the Commission for 333-116220 as Ex-99.8J13 on 04/30/2010 Accession No. 0000898745-10-000129)
(f)	MFS Fund Distributors, Inc. Amendment No. 1 to Rule 22c-2 Shareholder Information Agreement dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

15. Neuberger Berman
(a)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(b)	Neuberger Berman Advisers Management Trust Fund Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(c)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(d)
Neuberger Berman Management LLC Distribution and Administrative Services Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

(e)	Rule 22c-2 Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Neuberger Berman Advisers Management Trust Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)

16. PIMCO
(a)	Participation Agreement with PIMCO Variable Insurance Trust dtd 03/09/09– (filed with the Commission for 333-116220 as Ex-99.B (8k1) on 3/01/10 Accession No. 0000898745-10-000129)
(b)	PIMCO Variable Insurance Trust Novation of and Amendment to Participation Agreement dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 1 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	PIMCO Variable Insurance Trust Participation Agreement Novation No. 2 dated 10/22/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	PIMCO Variable Insurance Trust Participation Agreement Instrument of Accession and Amendment dated 08/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares dated 03/09/09 (filed with the Commission for 333-116220 as Ex-99.B (8k2) on 03/01/10 Accession No. 0000898745-10-000129)

(g)
PIMCO Variable Insurance Trust Administrative Services Agreement for Administrative Class Shares Amendment No. 1 dated 04/22/09 (filed with the Commission for 333-116220 as Ex-99.B (8k3) on 03/01/10 Accession No. 0000898745-10-000129)

(h)	PIMCO Variable Insurance Trust Administrative Services Agreement Assignment and Amendment dated 03/29/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

17. Principal Variable Contracts Funds, Inc.
(a)	Principal Variable Contracts Funds, Inc. Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(b)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(e)	Principal Variable Contracts Funds, Inc. Participation Agreement Amendment No. 3 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000051)
(g)	Principal Variable Contracts Fund, Inc. Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000048)
(h)	Principal Variable Contracts Fund, Inc. Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Principal Variable Contracts Fund, Inc. Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(j)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Principal Variable Contracts Funds, Inc. Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

18. Rydex
(a)	Rydex Participation Agreement (see 12.a through 12.d above)

19. T. Rowe Price
(a)	Participation Agreement with T Rowe Equity Series Inc. dated October 14. 2004, as amended (filed with the Commission for 333-116220 on 05/01/2008 Accession No. 0000950137-08-006515)
(b)	Administrative Services Agreement with T. Rowe Equity Series Inc. dated October 14, 2004, as amended (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-06515)
(c)	T. Rowe Price Administrative Services Agreement Letter Amendment No. 2 dated 03/16/2012 (filed with the commission on 02/23/2015 Accession No. 0000009713-15-000007)
(d)	Rule 12b-1 Agreement with T Rowe Equity Series Inc. dated October 14, 2004 (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(e)	Rule 22c-2 Agreement with T Rowe Equity Series Inc. dated October 14, 2004 (filed with the Commission for 333-116220 on 05/01/2008 0000950137-08-006515)
(f)	Participation Agreement Amendment with T. Rowe Equity Series Inc. dated 05/01/2017 (filed with the Commission for 333-116220 on 04/29/2019 Accession No. 0000009713-19-000038)
(g)	Administrative Fee Agreement with T. Rowe Price Services, Inc. dated May 1, 2024 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)
(h)	Supplement to the Administrative Fee Agreement with T. Rowe Price Services, Inc. dated May 1, 2024 (filed with the Commission on 04/29/2024 Accession No. 0000009713-24-000090)

20. Van Eck
(a)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.b(8l1) on 3/01/10 (Accession No. 0000898745-10-000129)
(b)	Van Eck Worldwide Insurance Trust Participation Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(c)	Van Eck VIP Trust Participation Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(d)	Van Eck Securities Corporation Service Agreement dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L3 on 03/01/2010 Accession No. 0000898745-10-000129)
(e)	Van Eck Securities Corporation Service Agreement Amendment No. 1 dated 04/24/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(f)	Van Eck Securities Corporation Service Agreement Amendment No. 2 dated 05/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(g)	Van Eck Securities Corporation Service Agreement Amendment No. 2 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(h)	Van Eck Securities Corporation Service Agreement Amendment No. 4 dated 05/01/2012 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(i)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) dated 11/28/2007 (filed with the Commission for 333-116220 as Ex-99.8L2 on 03/01/2010 Accession No. 0000898745-10-000129)
(j)	Van Eck Securities Corporation Shareholder Information Agreement (Rule 22c-2) Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(k)	Van Eck Securities Corporation Service Agreement Amendment No. 5 dated 05/01/2018 (filed with the Commission on 04/29/2019 Accession No. 0000009713-19-000038)
(l)	Van Eck Securities Corporation Service Agreement Amendment No. 6 dated 10/15/2019 - Filed as Ex-99(B)(8S12) on 04/28/2020 (Accession No. 0000009713-20-000047)

(i)	Administrative Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion - Filed as Ex-99(B)(9) on 04/28/2020 (Accession No. 0000009713-20-000047)

(l)	Other Opinions
(1) Consent of Ernst & Young LLP *

(m)	Omitted Financial Statements - N/A

(n)	Initial Capital Agreements - N/A

(o)	Form of Initial Summary Prospectus - N/A

(p)
Powers of Attorney - Filed as Ex-99(10B) on 04/27/2018 (Accession No. 0000009713-18-000050), filed as Ex-99(B)(10B) on 04/28/2020 (Accession No. 0000009713-20-000047) for J. S. Auerbach, filed as Ex-99(B)10(B) on 04/29/2021 (Accession No. 0000009713-21-000070) for M. E. Beams, C. S. Richer and A. Rivera, filed as Ex-99(L)(2) on 04/28/2022 (Accession No. 0000009713-22-000063) for C. Muruzabal, filed as Ex-99(L)(2) on 04/27/2023 (Accession No. 0000009713-23-000047) for H. E. Mitchell.

(q)	Letter Certifying Change in Certifying Accountant - N/A

(r)	Historical Current Limits on Index Gains - N/A
* Filed herein

Item 28. Directors and Officers of the Insurance Company
Principal Life Insurance Company is managed by a Board of Directors which is elected by its Contract owners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH 711 High Street Des Moines, IA 50392	Director Member, Finance and Human Resources Committees
MARY E. BEAMS 711 High Street Des Moines, IA 50392	Director Member, Audit and Finance Committees
JOCELYN CARTER-MILLER 711 High Street Des Moines, IA 50392	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
ROGER C. HOCHSCHILD 711 High Street Des Moines, IA 50392	Director Chair, Nominating and Governance Committee Member, Human Resources Committee
SCOTT M. MILLS 711 High Street Des Moines, IA 50392	Director Member, Audit, Executive and Nominating and Governance Committees
H. ELIZABETH MITCHELL 711 High Street Des Moines, IA 50392	Director Member, Audit and Nominating and Governance Committees
CLAUDIO MURUZABAL 711 High Street Des Moines, IA 50392	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 711 High Street Des Moines, IA 50392	Director Chair, Audit Committee Member, Finance Committee
BLAIR C. PICKERELL 711 High Street Des Moines, IA 50392	Director Member, Finance and Human Resources Committees
CLARE S. RICHER 711 High Street Des Moines, IA 50392	Director Chair, Finance Committee Member, Human Resources and Executive Committees
ALFREDO RIVERA 711 High Street Des Moines, IA 50392	Director Member, Audit and Finance Committees
DEANNA D. STRABLE-SOETHOUT 711 High Street Des Moines, IA 50392	Director Chair of the Board, Executive Committee Principal Life: Chair, President and Chief Executive Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
CHRISTOPHER AGBE DAVIES (1)	Vice President, Associate General Counsel, & Interim Corporate Secretary
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	President and Chief Executive Officer - Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	President, Asia Pacific & Middle East
LISA M. COULSON(1)	Senior Vice President and Chief Human Resources Officer
GEORGE DJURASOVIC (1)	Interim General Counsel
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President - Benefits and Protection
TERESA M. HASSARA(1)	Senior Vice President - WSRS
KARA M. HOOGENSEN(1)	Senior Vice President, Benefits and Protection - Head of Workplace Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer & PGS
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Executive Vice President - Chief Risk Officer and General Account
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Executive Vice President and Chief Financial Officer
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President, Benefits and Protection - Head of Business Owner Segment
PABLO SPRENGER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1) 711 High Street
Des Moines, IA 50392

(2) Av Apoquindo 3600
Piso 10
Santiago, Chile

(3) 29/F, Sun Hung Kai Centre
30 Harbour Road
Hong Kong SAR China

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or the Registered Separate Account

The Registrant, Principal Life Insurance Company, Separate Account B is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. The Registrant supports benefits payable under Depositor's variable annuity contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2025 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2025)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	100
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Bermuda Holding, LLC	Delaware	100
→ Principal Financial Services (Bermuda) Ltd.	Bermuda	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	94.14
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100

→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management (Beijing) Co., Ltd.	China	50
→ Principal Private Fund Management (Shanghai) Co., Ltd.	China	100
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	74.64
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Principal Workplace Ventures, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Investor Management (DIFC) Limited	UAE	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100

→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	100
→ Business Owner Ecosystem, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 30. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Principal Life Insurance Company's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Company. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)    Other Activity

Principal Securities, Inc. acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account and Principal National Life Insurance Company Variable Life Separate Account, registered unit investment trusts. Principal Securities, Inc. also acts as principal underwriter for Principal Strategic Outcomes, an index-linked annuity contract, and Principal Strategic Income, an index-linked annuity contract, issued by Principal Life Insurance Company.

(b)    Management

(1) Name and Principal Business Address	(2) Positions and Offices with Principal Underwriter

Christopher Agbe-Davies	Vice President, Associate General Counsel and Assistant Secretary
Principal Financial Group(1)

Vivek Agrawal	Director
Principal Financial Group (1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Tom Drogan	Chief Compliance Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Head of Operations and Head of Supervision
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Dawn Roberts	Chief Financial Officer

Principal Financial Group(1)

Nathan P. Schelhaas	Director
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

For the fiscal year ended December 31, 2025:
(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$23,701,484	0	0	0

Item 31A. Information About Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

N/A

Item 32. Location of Accounts and Records

All accounts, books or other documents of the Registered Separate Account are located at the offices of the Depositor, The Principal Financial Group, 711 High Street, Des Moines, Iowa 50392.

Item 33. Management Services

N/A

Item 34. Fee Representation and Undertakings

With regard to the variable options, Principal Life Insurance Company represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Principal Life Insurance Company Separate Account B certifies that it means all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Des Moines, and State of Iowa, on the 29th day of April 2026.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board Executive Committee Principal Life, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Director, Chair of the Board, Executive	April 29, 2026
D. D. Strable-Soethout	Committee Principal Life, President and Chief Executive Officer

/s/ K. L. Wilhelm	Vice President and Controller	April 29, 2026
K. L. Wilhelm	(Principal Accounting Officer)

/s/ J. M. Pitz	Executive Vice President and Chief Financial Officer	April 29, 2026
J. M. Pitz	(Principal Financial Officer)

/s/ J. S. Auerbach*	Director	April 29, 2026
J. S. Auerbach

/s/ M. E. Beams*	Director	April 29, 2026
M. E. Beams

/s/ J. Carter-Miller*	Director	April 29, 2026
J. Carter-Miller

/s/ R. C. Hochschild*	Director	April 29, 2026
R. C. Hochschild

/s/ S. M. Mills*	Director	April 29, 2026
S. M. Mills

/s/ H. E. Mitchell*	Director	April 29, 2026
H. E. Mitchell

/s/ C. Muruzabal*	Director	April 29, 2026
C. Muruzabal

/s/ D. C. Nordin*	Director	April 29, 2026
D. C. Nordin

/s/ B. C. Pickerell*	Director	April 29, 2026
B. C. Pickerell

/s/ C. S. Richer*	Director	April 29, 2026
C. S. Richer

/s/ A. Rivera*	Director	April 29, 2026
A. Rivera

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Director, Chair of the Board, President and Chief Executive Officer
Attorney-in-fact pursuant to Powers of Attorney filed previously